UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 7	☒

HUNTINGTON STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: R. Jeffrey Young

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-855-477-3837

(Registrant’s Telephone Number)

Jay S. Fitton, Esq.

Huntington Asset Services, Inc.

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 28, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

AUGUST 28, 2014

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

NYSE Arca Ticker: HUSE

HUNTINGTON ECOLOGICAL STRATEGY ETF

NYSE Arca Ticker: HECO

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Huntington Strategy SharesTable of Contents

Fund Summaries

2	Huntington US Equity Rotation Strategy ETF

7	Huntington EcoLogical Strategy ETF
Additional Information About Principal Investment Strategies

13	Huntington US Equity Rotation Strategy ETF

15	Huntington EcoLogical Strategy ETF
Principal Investment Risks

17	Principal Investment Risks
Shareholder Information

22	Purchasing and Selling Fund Shares on the Secondary Market

22	Purchasing Shares from and Redeeming Shares with a Fund

23	Book Entry

23	Purchase of Shares by Investment Companies

23	Calculation of Net Asset Value

24	Frequent Purchases and Redemptions of Fund Shares

24	Portfolio Holdings Information

24	Distribution of the Funds

25	Additional Payments to Financial Intermediaries
More About the Huntington Strategy Shares

26	Management of the Trust

26	Investment Advisor

26	Portfolio Managers

26	Advisory Fees

27	Other Service Providers

27	Dividends and Distribution

27	Tax Consequences

30	Financial Highlights

1

Fund Summaries

Huntington US Equity Rotation Strategy ETF

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%

Distribution and/or Service Fee (12b-1) Fees(1)	None

Other Expenses	1.66%

Acquired Fund Fees and Expenses	None

Total Annual Operating Expenses	2.26%

Fee Waiver/Expense Reimbursement(2)	(1.31)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%

(1)

Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund’s Board of Trustees (“Board”) has not approved any payments under the plan.

(2)

Huntington Asset Advisors, Inc. (“Advisor”) has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2015. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$587	$1,117	$2,641

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 39% of the average value of its portfolio for the fiscal year ending April 30, 2014.

2

Fund Summaries

Huntington US Equity Rotation Strategy ETF

continued

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed common stocks of select companies organized in the U.S. and included in the S&P Composite 1500® (“Companies”). The S&P Composite 1500 is a combination of the following indices: the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600®.

The Fund will invest in Companies within each of the large-cap, mid-cap and small-cap U.S. equity market segments (each a “Market Segment”). The large-cap segment is represented by companies comprising the S&P 500, the mid-cap segment is represented by companies comprising the S&P MidCap 400 and the small-cap segment is represented by the companies comprising the S&P SmallCap 600.

The Fund will also invest in Companies operating in each of the ten (10) sectors represented in the S&P Composite 1500. A sector is a large grouping of companies operating within the market that share similar characteristics. The ten (10) sectors comprising the S&P Composite 1500 are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services (“Sectors”).

As market conditions change, the Fund intends to rotate the investment focus of the Fund so as to overweight its portfolio in Companies comprising those Market Segments and Sectors that the Advisor believes offer the greatest potential for capital appreciation in the given market environment and underweight its portfolio in those Market Segments and Sectors that the Advisor believes offer the least potential for capital appreciation in that same market environment. If the Fund’s portfolio allocation to a particular Market Segment or Sector exceeds that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “overweighting” that Market Segment or Sector. Similarly, if the Fund’s portfolio allocation to a specific Market Segment or Sector is less than that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “underweighting” that Market Segment or Sector.

The Advisor believes that these adjustments, collectively, will position the Fund for continued capital appreciation in the new market environment.

As of June 30, 2014, the adjusted statistics for the S&P Composite 1500, the S&P 500, the S&P MidCap 400 and the S&P SmallCap 600 are as follows:

•

For the S&P Composite 1500, the mean market capitalization of companies in the index was approximately $13.9 billion and the median market capitalization was approximately $3.3 billion. The market capitalization range for the companies included in the S&P Composite 1500 was approximately $156 million to $560.3 billion.

•

For the S&P 500, the mean market capitalization of companies in the index was approximately $36.8 billion and the median market capitalization was approximately $18.1 billion. The market capitalization range for the companies included in the S&P 500 was approximately $3.8 billion to $560 billion.

•

For the S&P MidCap 400, the mean market capitalization of companies in the index was approximately $4.3 billion and the median market capitalization was approximately $3.9 billion. The market capitalization range for the companies included in the S&P MidCap 400 was approximately $1.3 billion to $11.4 billion.

•

For the S&P SmallCap 600, the mean market capitalization of companies in the index was approximately $1.3 billion and the median market capitalization was approximately $1.1 billion. The market capitalization range for the companies included in the S&P SmallCap 600 was approximately $156 million to $5.6 billion.

The Advisor retains a broad mandate and discretion to invest in Companies consistent with its evaluation of the capital appreciation potential of the Market Segments and Sectors. The strategy of overweighting and underweighting Sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets in the equity securities of Companies operating in one or more Sectors.

3

Fund Summaries

Huntington US Equity Rotation Strategy ETF

continued

Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that investing in Companies consistent with its ongoing evaluation of the capital appreciation potential of the Market Segments and Sectors is intrinsic to maximizing performance in the domestic equity markets.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price per share and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on the Fund.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small-Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector,

4

Fund Summaries

Huntington US Equity Rotation Strategy ETF

continued

which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

Performance: Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

The annual returns in the bar chart which follows do not reflect payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Updated performance information will be available at www.huntingtonstrategyshares.com, or by calling (855) HSS-ETFS or (855) 477-3837.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2013 Q2 2013	10.55 2.18	% %

Average Annual Total Return Table (for the periods ended December 31, 2013)

	1 Year	Since Inception*
US Equity Rotation Strategy ETF
Returns before taxes	33.65%	27.92%
Returns after taxes on distributions(1)	33.24%	27.58%
Returns after taxes on distributions and sales of Fund Shares(1)	19.37%	21.55%
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)(2)	32.80%	27.77%

(1)

After tax returns are calculated assuming the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P Composite 1500 Index is a broad equity index based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indices. Thus, the S&P Composite 1500 Index includes the top large cap, mid cap and small cap stocks, representing about 85% of the entire U.S. equity market. An investor cannot invest directly in an index.

*	Since July 23, 2012.

5

Fund Summaries

Huntington US Equity Rotation Strategy ETF

continued

Investment Advisor and Portfolio Managers

The Advisor is Huntington Asset Advisors, Inc. Martina Cheung, CFA, CMT, Senior Vice President and portfolio manager of the Advisor, serves as the Fund’s portfolio manager. Ms. Cheung has managed the Fund since its inception.

Purchase and Sale of Shares

You may purchase and sell individual Fund shares on the NYSE Arca, Inc. (“Exchange”) through your financial institution on each day that the Exchange is open for business (“Business Day”). Because Fund shares trade at market prices rather than at their NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund only offers and redeems shares on a continuous basis at NAV in large blocks of shares, currently 25,000 shares (“Creation Unit”). Generally, Creation Units are offered and redeemed on an in-kind basis. Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). If there is a difference between the net asset value of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit, the party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax deferred account such as an Individual Retirement Account (IRA) or you are a tax-exempt investor.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summaries

Huntington EcoLogical Strategy ETF

Investment Objective

The Fund’s investment objective is to seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%

Distribution and/or Service Fee (12b-1) Fees(1)	None

Other Expenses	1.48%

Acquired Fund Fees and Expenses	None

Total Annual Operating Expenses	2.08%

Fee Waiver/Expense Reimbursement(2)	(1.13)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%

(1)

Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. No 12b-1 fee is currently paid by the Fund and the Fund’s Board of Trustees (“Board”) has not approved any payments under the plan.

(2)

Huntington Asset Advisors, Inc. (“Advisor”) has contractually agreed to reduce its fees and/or reimburse the Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2015. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contracted period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$548	$1,035	$2,438

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 10% of the average value of its portfolio for the fiscal year ending April 30, 2014.

7

Fund Summaries

Huntington EcoLogical Strategy ETF

continued

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed equity securities of ecologically-focused companies.

The Fund will primarily invest (at least 65% of total assets) in the U.S. exchange-listed common stock of ecologically-focused companies organized in the U.S. (“U.S. Companies”). The Fund, however, may also invest up to 35% of total assets in the exchange-listed common stock (or the equivalent thereof) and sponsored American Depositary Receipts (“ADRs”) of ecologically-focused companies organized outside the U.S. (“Foreign Companies”). Sponsored ADRs are securities issued by a U.S. bank or trust company with the cooperation of a foreign company evidencing ownership of underlying securities issued by that foreign company. The Fund may invest in companies of all sizes.

The Advisor will apply the following ecologically-focused criteria to identify the equity securities of U.S. and Foreign Companies. Ecologically-focused companies are companies that have positioned their business to respond to increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects. These companies include, but are not limited to, all U.S. and Foreign Companies that are components of one or more well-recognized environmentally-focused indices (such as the Dow Jones Sustainability Indexes and the DB NASDAQ OMX Clean Tech Index).

The Fund will also invest in ecologically-focused companies which are not included in a well-recognized environmentally-focused index but generate at least  1/3 of their revenues from activities aligned with one or more of the following environmental themes (“Environmental Themes”):

•	Alternative renewable power such as solar, wind, geothermal, hydro or biomass;

•	Alternative renewable fuel such as biofuel, biomass or hydrogen;

•	Alternative engines such as electric, flywheel or micro turbines;

•	Energy efficiency such as energy efficient building materials, power, lighting, heating, or fuel;

•	Resource conservation/healthier use of resources such as recycling or renewable materials; and

•	Healthy lifestyle such as pollution control or organic foods.

A company that is not included in a well-recognized environmentally-focused index or does not generate 1/3 of its revenue from activities aligned with one or more Environmental Themes shall also be considered an ecologically-focused company if the Advisor believes that environmentally conscious trends such as a stronger demand for chemical-free cleaning and farming, recycling, alternative fuel and energy, energy efficiency, pollution control, or environmental cleanup/restoration will positively impact that company’s future revenue (“Environmentally Conscious Companies”). Ecologically-focused companies also include those companies that the Advisor believes demonstrate sustainable environmental practices (“Other Environmental Companies”). Sustainable environmental practices include, but are not limited to, demonstrated progress in:

•	Improving energy and resource efficiency;

•	Reducing emissions from business operations;

•	Financial and operational support of renewable materials and less polluted energy sources; or

•	Using or promoting the use of efficient buildings (measured by such labels as LEED or Energy Star).

The Fund’s investment in the securities of Environmentally Conscious Companies and Other Environmental Companies will be limited to 10% of the Fund’s total assets.

The strategy of investing in ecologically-focused companies may result in the Fund investing greater than 25% of its total assets in one or more market sectors (“Sectors”). A Sector is a large grouping of companies operating within the market that share similar characteristics. The ten most commonly recognized market Sectors are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry as

8

Fund Summaries

Huntington EcoLogical Strategy ETF

continued

defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Principal Investment Risks

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price and returns include:

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Ecological Investment Risk. The Fund’s ecological investment criteria limit the types of investments the Fund may make. This could cause the Fund to underperform other funds that do not have an ecological focus.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

Foreign Custodial Services Risk. Custodial services are generally more expensive in foreign jurisdictions than in the U.S. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the U.S., it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Increased government regulation could have an adverse effect on the Fund.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may underperform other investment vehicles with similar investment objectives and strategies.

9

Fund Summaries

Huntington EcoLogical Strategy ETF

continued

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Market Price Variance Risk. There may be times when the market price per share and NAV of the Fund may vary significantly, and because most investors buy and sell shares of the Fund in the secondary market at market price, investors may pay more than NAV when buying Fund shares, and receive less than NAV when selling Fund shares. In addition, investors will incur certain transaction costs in purchasing and selling Fund shares in the secondary market.

Mid/Small-Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

Performance: Bar Chart and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

The annual returns in the bar chart which follows do not reflect payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Updated performance information will be available at www.huntingtonstrategyshares.com, or by calling (855) HSS-ETFS or (855) 477-3837.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2013 Q2 2013	8.47 2.58	% %

10

Fund Summaries

Huntington EcoLogical Strategy ETF

continued

Average Annual Total Return Table (for the periods ended December 31, 2013)

	1 Year	Since Inception*
EcoLogical Strategy ETF
Returns before taxes	29.58%	24.15%
Returns after taxes on distributions(1)	29.27%	23.90%
Returns after taxes on distributions and sales of Fund Shares(1)	16.99%	18.66%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)(2)	36.20%	27.70%

(1)

After tax returns are calculated assuming the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The MSCI KLD 400 Social Index is based on the MSCI USA Investable Market Index (IMI), its parent index, which includes large-, mid- and small-cap constituents in the U.S. The index includes companies in the parent index with high Environmental, Social and Governance (ESG) ratings, while excluding companies involved in alcohol, tobacco, gambling, firearms, nuclear power and military weapons production. An investor cannot invest directly in an index.

*	Since June 18, 2012.

Investment Advisor and Portfolio Manager

The Advisor is Huntington Asset Advisors, Inc. Martina Cheung, CFA, CMT, Senior Vice President and portfolio manager of the Advisor, serves as the Fund’s portfolio manager. Ms. Cheung has managed the Fund since 2014.

Purchase and Sale of Shares

You may purchase and sell individual Fund shares on the NYSE Arca, Inc. (“Exchange”) through your financial institution on each day that the Exchange is open for business (“Business Day”). Because Fund shares trade at market prices rather than at their NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund only offers and redeems shares on a continuous basis at NAV in large blocks of shares, currently 25,000 shares (“Creation Unit”). Creation Units are available for purchase and redemption on each Business Day. Generally, Creation Units are offered and redeemed on an in-kind basis. Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). If there is a difference between the net asset value of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit, the party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax deferred account such as an Individual Retirement Account (IRA) or you are a tax-exempt investor.

11

Fund Summaries

Huntington EcoLogical Strategy ETF

continued

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12

Additional Information About Principal Investment Strategies

Huntington US Equity Rotation Strategy ETF

Investment Objective	The Fund’s investment objective is to seek capital appreciation. The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Investment Process	Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed common stock of select companies organized in the U.S. and included in the S&P Composite 1500® (“Companies”). The Fund may invest in Companies within each Market Segment and Sector.

The Advisor will invest in Companies consistent with its assessment of the capital appreciation opportunities of each Market Segment and Sector. To determine the percentage of the Fund’s portfolio to invest in each Market Segment and Sector, the Advisor will use “top-down” analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends. These trends are used to anticipate shifts in the business cycle. The Advisor also will analyze each Market Segment and Sector to determine which Market Segment(s) and Sector(s) may benefit the most from these trends and business shifts over the next 12 months. Factors considered in assessing each Market Segment and Sector include: (1) the relationship between each Market Segment or Sector and the current business cycle; (2) valuation levels; (3) earnings growth potential; and (4) analyses of the Companies included in the respective Market Segments and Sectors.

The Advisor will monitor the market environment, Market Segments and Sectors and may rotate the Fund’s investment focus by adjusting the Fund’s Market Segment and/or Sector weightings consistent with its ongoing assessment of the capital appreciation potential of each Market Segment and Sector. The Advisor may also rely, in part, on technical analysis (such as analyzing and examining past price movements to anticipate or forecast future price movements) to determine the timing of any changes to the Market Segment and/or Sector weightings.

The Fund will not provide notice to shareholders when the Advisor rotates the Fund’s investment focus by making adjustments to Market Segment and/or Sector weightings and there is no guarantee that the Advisor will be able to accurately predict the Market Segment(s) or Sectors that will offer the greatest return. There is also no guarantee that the Advisor will be able to time such rotations to capture potential capital appreciation opportunities.

The Fund will invest in those Companies within the Market Segments and Sectors that offer the best potential for capital appreciation based on the Advisor’s evaluation of company fundamentals (including historic earnings, revenue, and cash flow) and valuation (such as price-earnings ratio and book value).

Active Trading	The Fund may engage in active and frequent trading of portfolio securities to implement its principal investment strategies. High turnover of portfolio securities is likely to generate shorter-term gains for shareholders which are taxed at a higher rate than longer-term gains. Active portfolio trading also increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

13

Additional Information About Principal Investment Strategies

Huntington US Equity Rotation Strategy ETF

continued

Other Investments	The Fund may, to a lesser extent, attempt to pursue its investment objective by employing other investment strategies and by investing in additional types of securities that are not otherwise part of the principal investment strategies described in this Prospectus. Information regarding these additional strategies and investments is provided in the Fund’s current Statement of Additional Information (“SAI”). The back cover of this Prospectus provides information regarding how you can request a copy of the current SAI.

14

Additional Information About Principal Investment Strategies

Huntington EcoLogical Strategy ETF

Investment Objective	The Fund’s investment objective is to seek capital appreciation. The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Investment Process	Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed securities of ecologically-focused companies. The Fund must provide shareholders with 60 days’ prior written notice if it changes this 80% policy.

Ecologically-focused companies are companies:

•	that are included in one or more well-recognized environmentally-focused indices; or

•	that generate at least 1/3 of revenues from activities aligned with one or more Environmental Themes; or

•	whose future revenue the Advisor believes will be positively impacted by environmentally conscious trends (such as stronger demand for chemical-free cleaning and farming and recycling); or

•	that have sustainable environmental practices (such as improving energy efficiency and reducing emissions from business operations).

The Advisor will review company fundamentals and the composition of recognized environmentally-focused indices to identify a universe of ecologically-focused companies. Company fundamentals include factors reflective of a company’s financial condition including balance sheets and income statements, asset history, product or service development and management productivity. The Advisor also will examine annual sustainability reports from companies as well as supplemental disclosures regarding environmental practices within corporate investor relations materials.

The Advisor will focus on ecologically-focused companies that it believes have better than average potential for growth in sales and profits. Historical financial statements (income, balance sheet, cash flow) will serve as quantitative guides in the selection process. Qualitative reviews of a company’s competitive position and target market potential also will influence portfolio decisions. The Fund will, under most market conditions, include a blend of growth or cyclical stocks held for price appreciation potential and dividend growth stocks held for their potential to deliver a growing stream of income. Growth stocks are shares in a company whose earnings are expected to grow at an above-average rate relative to the market. Cyclical stocks are shares in a company that rise quickly when economic growth is strong and fall rapidly when growth is slowing down.

Factors regarding valuation such as price to sales ratios, price to earnings ratios and price to book ratios will influence the size of the Fund’s position in each company.

Active Trading	The Fund may engage in active and frequent trading of portfolio securities to implement its principal investment strategies. High turnover of portfolio securities is likely to generate shorter-term gains for shareholders which are taxed at a higher rate than longer term gains. Active portfolio trading also increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

15

Additional Information About Principal Investment Strategies

Huntington EcoLogical Strategy ETF

continued

Other Investments	The Fund may, to a lesser extent, attempt to pursue its investment objective by employing other investment strategies and by investing in additional types of securities that are not otherwise part of the principal investment strategies described in this Prospectus. Information regarding these additional strategies and investments is provided in the Fund’s current Statement of Additional Information (“SAI”). The back cover of this Prospectus provides information regarding how you can request a copy of the current SAI.

16

Principal Investment Risks

Loss of money is a risk of investing in each Fund. In addition, investing in a Fund may be subject to the following additional risks. A detailed description of each risk follows the chart.

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Active Trading Risk	X	X
Currency Risk		X
Ecological Investment Risk		X
Equity Securities Risk	X	X
ETF Risk	X	X
Foreign Custodial Services Risk		X
Foreign Investment Risk		X
Government Intervention and Extreme Volatility Risk	X	X
Growth Investing Risk		X
Investment Style Risk	X	X
Large-Cap Stock Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Market Price Variance Risk	X	X
Mid/Small-Cap Stock Risk	X	X
Sector Risk	X	X

Active Trading Risk. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains for its shareholders, which are taxed at a higher rate than longer-term gains. Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Currency Risk. A Fund’s investment in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of a Fund.

Ecological Investment Risk. A Fund’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, a Fund may be required to forego advantageous investment opportunities or sell investments at inappropriate times. A Fund’s ecological investment criteria may result in the Fund investing in industry sectors that are not performing as well as others.

Equity Securities Risk. Equity securities include common stocks. Common stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline, reducing the value of a Fund. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies in which the Fund is invested declines or if overall market and economic conditions deteriorate. A Fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The Funds will maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects a Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

17

Principal Investment Risks

ETF Risk. The NAV of a Fund, an actively managed ETF, can fluctuate up or down due to changes in the market value of the securities owned by the Fund. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the Exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. There can be no assurance that a Fund will continue to satisfy the listing requirements of the Exchange or that the listing requirements will remain unchanged.

Foreign Custodial Services Risk. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Investing in the securities of Foreign Companies, including ADRs, involves a greater degree and variety of risk than investing in U.S. Companies. A Fund investing in the securities of Foreign Companies may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair the Fund’s ability to bring its capital or income back to the U.S. Finally, the value of securities issued by Foreign Companies may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign Companies may also receive less coverage than U.S. Companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

Government Intervention and Extreme Volatility Risk. Instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Growth Investing Risk. Due to their relatively high valuations, a Fund’s investments in growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Investment Style Risk. The particular type of investments in which a Fund focuses (such as large-capitalization stocks or growth stocks) may underperform other asset classes or the overall market. Individual market segments such as the large-cap, mid-cap and small-cap U.S. equity market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

18

Principal Investment Risks

Large-Cap Company Risk. The investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.

Liquidity Risk. A Fund may not be able to sell a security when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open. There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. A Fund’s ability to achieve its investment objectives depends on the Advisor’s ability to successfully implement the Fund’s investment strategies. The Advisor could be incorrect in its analysis of economic trends, sectors, individual companies and other investment related matters. As a result, a Fund could under perform other investment vehicles with similar investment objectives.

Market Risk. The market value of a Fund’s portfolio security may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, Sector or the market as a whole. This volatility may cause the value of your investment in a Fund to decline.

Market Price Variance Risk. Individual shares of a Fund are listed for trading on the Exchange and can be bought and sold in the secondary market at market prices. The market prices of the Funds’ shares will fluctuate in response to changes in their respective NAVs and supply and demand for their shares. Differences between secondary market prices and NAV for a Fund’s shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. There may, however, be times when the market price and the NAV vary significantly and an investor may pay more than NAV when buying Fund shares on the secondary market, and receive less than NAV when it sells those ETF shares. The market price of Fund shares includes a “bid-ask spread” charged by the market makers that trade a Fund’s shares. In times of severe market disruption, the bid-ask spread often increases significantly. This means that a Fund’s shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of the Fund’s shares is falling fastest, which may be the time that investors most want to sell the Fund’s shares. However, given that a Fund’s shares can be purchased and redeemed in Creation Units at NAV, and a Fund’s portfolio holdings are fully disclosed on a daily basis, the Advisor believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. A disruption in creations and redemptions, however, may cause the market price of a Fund’s shares to deviate significantly from the Fund’s NAV. In addition, a Fund’s investment results are measured based upon the daily NAV of the Fund. Accordingly, investors purchasing and selling a Fund’s shares in the secondary market may not experience investment results consistent with those purchasing from and redeeming Creation Units with the Fund directly.

Mid/Small-Cap Stock Risk. To the extent that a Fund invests in small-cap and mid-cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors make smaller companies more likely to fail than companies with larger market capitalizations.

Sector Risk. When a Fund invests more than 25% of its total assets in securities of issuers within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector which may differ in direction and degree from that of the overall U.S. stock markets.

In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on a Fund than they would if a Fund did not focus on that Sector. The investment risks applicable to each Sector are as follows:

•	Consumer Discretionary Sector Risk. The profitability of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest

19

Principal Investment Risks

rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the permissibility of using various food additives and production methods, marketing campaigns, consumer confidence, consumer taste, and other factors affecting consumer demand. Companies in this sector may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

•

Energy Sector Risk. Companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may negatively impact these companies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials, and a risk of loss from terrorism and natural disasters, each of which could have serious consequences for the general population of the area affected and result in a material adverse impact on the companies’ performance.

•

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

•

Healthcare Sector Risk. The performance of companies in the healthcare sector may be affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the performance of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

•

Industrials Sector Risk. The stock prices of companies in the industrials sector are affected by supply and demand, both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

20

Principal Investment Risks

•

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

•

Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations, government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

•

Telecommunications Services Sector Risk. The telecommunication services sector is subject to increasing competition and regulation by federal and state authorities. Government actions around the world, specifically in the area of pre-marketing clearance of products are arbitrary and unpredictable. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

•

Utilities Sector Risk. The utilities sector is subject to significant government regulation and review. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider whether a Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your investment professional can provide you with valuable assistance in making this decision.

21

Shareholder Information

Purchasing and Selling Fund Shares on the Secondary Market

General. Most investors will buy and sell shares of each Fund in secondary market transactions through their financial institution. Shares of each Fund will be listed for trading in the secondary market on the Exchange. The Exchange is currently open for business each day other than weekends and the following national holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Each Fund’s shares trade on the Exchange under the following symbols:

Fund	Symbol
Huntington US Equity Rotation Strategy ETF	HUSE
Huntington EcoLogical Strategy ETF	HECO

Shares of each Fund can be bought and sold throughout the trading day at their market price like other publicly traded equity securities. If you purchase shares of a Fund in the secondary market, there is no minimum investment. While shares of each Fund will typically be purchased and sold in the secondary market in “round lots” of 100 shares, your financial institution may permit you to purchase or sell shares in smaller “odd-lots” at no per-share price differential. When purchasing or selling Fund shares through your financial institution, you will pay customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offer price in the secondary market.

The market price of Fund shares may be below, at, or above their most recently calculated NAV and can be affected by market forces of supply and demand for the Fund’s shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.

A market information provider shall disseminate the approximate value of a Fund’s investment portfolio every 15 seconds. This approximate value should not be viewed as a “real-time” update of a Fund’s NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once, generally at the end of the Business Day. No Fund is involved in, or responsible for, the calculation or dissemination of the approximate value of its shares and no Fund makes a warranty as to its accuracy.

Purchasing Shares from and Redeeming Shares with a Fund

General. On each Business Day, you may purchase shares directly from each Fund, and you may tender shares for redemption directly to each Fund in a Creation Unit or multiples thereof. Each Creation Unit is currently comprised of 25,000 shares. The number of shares comprising a Creation Unit may change over time. Once “created,” shares of each Fund will generally trade in the secondary market in amounts less than a Creation Unit (see “Shareholder Information — Purchasing and Selling Fund Shares on the Secondary Market”).

To purchase or redeem Creation Units of a Fund, you must be an Authorized Participant or you must purchase or redeem the shares through a financial institution that is an Authorized Participant. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the applicable Fund’s distributor (“Distributor”). The Distributor will provide a list of Authorized Participants upon request.

Each Fund processes orders for the purchase and redemption of Creation Units at the NAV next calculated after an order has been received in proper form by the Distributor.

Except where the purchase or redemption will include cash under certain limited circumstances, investors will be required to purchase Creation Units by making an in-kind deposit of Deposit Instruments, and shareholders redeeming Creation Units will receive an in-kind transfer of Redemption Instruments. On any given Business Day, the name and quantities of the instruments that constitute a Fund’s Deposit Instruments and the names and quantities of the instruments that constitute the Fund’s Redemption Instruments will be identical, and these instruments are referred to, in the case of either a purchase or a redemption, as the “Creation Basket.” Generally, on a Business Day, a Fund’s Creation Basket will correspond pro rata to the positions in the Fund’s portfolio that will be used to calculate the Fund’s NAV on that Business Day. If there

22

Shareholder Information

is a difference between the net asset value attributable to a Creation Unit and the aggregate market value of the Creation Basket exchanged for the Creation Unit, the party conveying instruments with the lower value will also pay to the other an amount in cash equal to that difference.

A Fund generally does not offer or sell its shares outside of the U.S. Also, each Fund reserves the right to reject any purchase request at any time, for any reason, and without notice.

Additional information regarding the purchase and redemption of a Fund’s Creation Units may be found in the “Purchase and Redemption of Creation Units” section of the SAI.

Continuous Offering. Because new shares may be created and issued on an ongoing basis during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“1933 Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as compared to ordinary secondary market transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The DTC, or its nominee, will be the record owner or registered owner of all outstanding shares of each Fund and is recognized as the owner of all such shares. Your beneficial interest in the shares of each Fund will be reflected on the records of the DTC or its participants. Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with the DTC. As a beneficial owner of shares of a Fund, you are not entitled to receive physical delivery of stock certificates or to have shares of any Fund registered in your name, and you are not considered a registered owner of those shares. Therefore, to exercise any right as an owner of Fund shares, you must rely on the procedures of the DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form through your financial institution.

Purchase of Shares by Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by registered investment companies and by other companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order applicable to the Advisor, the Distributor, and each Fund, including that such investment companies enter into a written agreement with the Fund. Registered investment companies that desire to rely on the exemptive relief from Rule 12(d)(1) obtained by the Advisor, the Distributor, and Huntington Strategy Shares (“Trust”) on behalf of each Fund should contact the Trust to obtain the required written agreement.

Calculation of Net Asset Value

Each Fund’s NAV is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. Since Huntington EcoLogical Strategy ETF may invest a significant portion of its investment portfolio in foreign securities that trade on weekends or other days that the Fund does not price it shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem Creation Units.

23

Shareholder Information

In computing the NAV for each Fund, current market value is used to value portfolio securities with respect to which market quotations are readily available, except short-term investments with remaining maturities of 60 days or less which are valued at amortized cost. Pursuant to Board-approved policies, each Fund relies on certain security pricing services to provide current market value of securities.

Securities for which market quotations are not readily available are valued at their “fair value” pursuant to Board-approved procedures. Market quotations may not be readily available if: (1) a portfolio security is not traded in a public market or the principal market in which the security trades are closed: (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the value of a portfolio security has been materially affected by events occurring after the close of the market on which the security is principally traded, or (5) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing source is inaccurate. The securities of smaller companies in which each Fund may invest may be susceptible to fair valuation since these securities may be thinly traded and less liquid that their larger counterparts. Similarly, Huntington EcoLogical Strategy ETF’s investments in foreign securities are more likely to require a fair value determination because, among other things, events may occur between the closure of the foreign market and the time that the Fund calculates its NAV that affect the reported market value of these securities.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

Frequent Purchases and Sales of Fund Shares

The Board has not adopted policies and procedures with respect to frequent purchases and sales of Fund shares. Frequent purchases and sales of a Fund’s shares in the secondary market are not expected to subject the Fund to the harmful effects of market timing and excessive trading such as dilution, the disruption of portfolio management, an increase in portfolio trading costs, and/or the realization of capital gains since these transactions do not involve the Fund directly. It is not anticipated that these effects will materialize as a result of the issuance and redemption of Creation Units by a Fund since these transactions will generally be processed on an in-kind basis (that is for a basket of portfolio securities and not for cash). Transaction fees will be imposed on purchases and redemptions of Creation Units to offset custodial and other costs to a Fund incurred in processing the transactions in-kind. To the extent that a Fund permits the purchase or redemption of Creation Units in part or wholly in cash, higher transaction fees will be imposed to offset the applicable Fund’s increased trading costs to purchase or redeem portfolio securities in connection these transactions.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

Distribution of the Funds

Each Fund has adopted but has yet to implement a Rule 12b-1 Distribution Plan (“Plan”). The Board must approve the ultimate implementation of the Plan and this Prospectus shall be updated to reflect such implementation.

The Plan allows each Fund to pay up to 0.25% of its annual average daily net assets to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of their shares and services rendered to shareholders. These fees may also be paid to the Distributor, the Advisor, and their

24

Shareholder Information

affiliates. Because these fees will be paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Payments to Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay, out of their own profits and reasonable resources, amounts (including items of material value) to certain financial intermediaries for the sale of Fund shares or related services. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Fund shares to you. These payments are not reflected in the fees and expenses listed in the fee table section of this Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Fund shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by any Fund to a financial intermediary under the Plan, if implemented. Ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides to the Funds. The SAI contains additional information on the types of additional payments that may be paid.

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More About the Huntington Strategy Shares

Management of the Trust

Each Fund is a series of the Trust. The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. Huntington Asset Advisors, Inc., Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as Advisor to each Fund pursuant to an investment advisory agreement with the Trust. Subject to the supervision of the Trustees of the Trust, the Advisor provides a continuous investment program for each Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents held by the Funds.

Investment Advisor

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to each Fund. The Advisor has provided investment advisory and management services to clients, including other investment companies, for over 90 years. As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation. As of December 31, 2013, The Huntington National Bank had assets of $59 billion.

The Advisor and The Huntington National Bank maintain their principal offices at 41 South High Street, Columbus, Ohio 43215.

Portfolio Managers

Martina Cheung is primarily responsible for the day-to-day management of the Huntington US Equity Rotation Strategy ETF and the Huntington EcoLogical Strategy ETF. Ms. Cheung has served as the Huntington US Equity Rotation Strategy ETF’s portfolio manager since the Fund’s inception in 2012 and as the Huntington EcoLogical Strategy ETF’s portfolio manager since 2014.

Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst and is currently a Senior Vice President and portfolio manager. Ms. Cheung holds a Chartered Financial Analyst designation and a Chartered Market Technician designation. She received her Bachelor’s degree in Finance and Management Information Systems from The Ohio State University and received her Master’s of Business Administration from Capital University.

The SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Fees Paid to Advisor and Affiliates

The Advisor and its affiliates provide the Funds with advisory, administration and legal support services.

A discussion of the Trustees’ review of the investment advisory agreement with the Trust is available in the Funds’ Annual Report for the period ended April 30, 2014, as amended.

Advisory Services

Each Fund pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Annual Rate
Huntington US Equity Rotation Strategy ETF	0.60%
Huntington EcoLogical Strategy ETF	0.60%

For the fiscal year ended April 30, 2014, neither Fund paid the Advisor management fees (after waivers).

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement of each Fund to 0.95% of that Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2015. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

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More About the Huntington Strategy Shares

Administration Services

Huntington Asset Services, Inc. (“HASI”), 2960 North Meridian Street, Suite 300, Indianapolis, Indiana, 46208, maintains the corporate records of the Trust and provides certain Board administrative and legal support services. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

Other Service Providers

Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio, 43219, provides financial administration, transfer agency and portfolio accounting services to the Funds.

Citibank, N.A., 388 Greenwich Street, New York, New York 10048, an affiliate of Citi, provides index receipt agent services and custodial services to the Funds.

SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Funds’ principal underwriter and distributor of the Funds’ shares. The Distributor only distributes Fund shares in Creation Units and does not maintain a secondary market in the Funds’ shares. The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not an affiliate of the Advisor, the Sub-Advisor, Citi or any of their respective affiliates.

Ernst & Young LLP serves as each Fund’s independent registered public accountant.

The law firm of Sullivan and Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, serves as legal counsel to each Fund and to the independent trustees of the Trust.

Dividends and Distributions

Distributions. Neither Fund offers a dividend reinvestment service to facilitate the reinvestment of distributions into additional Fund shares. Each Fund declares and pays dividends on investment income, if any, at least annually. Each Fund also makes distributions of net capital gains, if any, at least annually. Dividends and capital gains distributions will be paid in cash.

Dividend Reinvestment Services. If you hold Fund shares through a broker that offers a dividend reinvestment service, you may elect to reinvest dividends and capital gains distributed by a Fund in additional shares of that Fund. Contact your broker to determine whether a reinvestment service is available and to discuss any related charges associated with the use of the reinvestment service.

As with all ETFs, reinvestment of dividend and capital gains distributions in additional shares of a Fund will occur four Business Days or more after the ex-dividend date (the date when a distribution of dividends or capital gains is deducted from the price of a Fund’s shares). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the applicable Fund and therefore will not share in the Fund’s income, gains, and losses. A shareholder will have an adjusted basis in the additional shares of the Fund acquired through a reinvest service equal to the amount of the reinvested distribution and the holding for the new shares shall commence on the day after such shares are credited to the shareholder’s account.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain federal income tax consequences relating to an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local tax on a Fund’s distributions and the sale of Fund shares. Consult your personal tax adviser about the potential tax consequences of your investment in a Fund under all applicable tax laws. For more information, please see the SAI section “Taxes.”

Taxation of Distributions. Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to qualify as a “regulated investment company” (“RIC”) for U.S. federal income tax purposes. If a Fund qualifies as a RIC, and satisfies certain distribution requirements, it will not be required to pay U.S. federal income taxes on income and gains it distributes to its shareholders.

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More About the Huntington Strategy Shares

Each Fund intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Generally, distributions are subject to federal income tax for the year in which they are paid. Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to shareholders in the previous year.

Generally, you are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. If you hold Fund shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.

Distributions paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income or qualified dividend income. Distributions representing long-term capital gains, if any, will be taxable to you as long-term capital gains no matter how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price paid).

Individuals, trusts and estates whose income exceeds certain threshold amounts will be subject to a 3.8% Medicare contribution tax on “net investment income” in tax years beginning on or after January 1, 2013. Net investment income includes any ordinary dividends and capital gain distributions from the Fund as well as any capital gains recognized on the sale or exchange of Fund shares.

Distributions of investment income designated by a Fund as derived from “qualified dividend income” (income from taxable domestic corporations and certain qualified corporations) will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gain distributions paid to certain high income taxpayers are subject to a regular tax rate of 20%. High income taxpayers, for this purpose, are defined as individuals and married couples filing jointly whose taxable income exceeds $400,000 and $450,000, respectively, per year.

Foreign Securities. A Fund may be subject to foreign withholding taxes on income it earns from investing in foreign securities which may reduce the return on such investments.

Backup Withholding. Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. The back-up withholding rate is 28% for amounts paid through 2014. Unless Congress enacts tax legislation providing otherwise, this legislation could expire and the backup withholding rate will be 31% for amounts paid after December 31, 2014. You are urged to read the additional information concerning withholding provided in the SAI.

Non-U.S. Investors. If you are not a citizen or permanent resident of the U.S., a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or such income is effectively connected with a U.S. trade or business. Each Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. Each Fund may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year. The provisions applicable to “interest related dividends,” and “short term capital gain dividends” paid to foreign persons apply to dividends with respect to taxable years of a Fund beginning before January 1, 2012.

Taxes on Exchange-Listed Sales and Cash Redemptions of Creation Units. You will recognize a taxable gain or loss upon the sale of a Fund’s shares in the secondary market and upon the cash redemption of a Fund’s Creation Unit. Currently, any capital gain or loss realized from the sale of a Fund’s shares for cash will generally be treated as long-term capital gain or loss if those shares have been held for more than one year

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More About the Huntington Strategy Shares

and as short-term capital gain or loss if those shares have been held for one year or less. Any capital loss arising from the sale or disposition of a Fund’s shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received or undistributed capital gain deemed received with respect to the shares. All or a portion of any loss recognized upon the disposition of a Fund’s shares may be disallowed under “wash sale” rules if other shares of the Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the shares that you acquired.

Taxes on In-Kind Purchases and Redemptions of Creation Units. An Authorized Participant who exchanges securities or securities and cash for a Creation Unit will generally recognize a gain or loss equal to the difference between the market value of the Creation Unit at the time and the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for the Creation Unit. An Authorized Participant who exchanges a Creation Unit for securities or securities and cash will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit and the aggregate market value of the securities and cash received for the Creation Unit. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for a Creation Unit cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible. Under current federal tax laws, any capital gain or loss realized upon redemption of a Creation Unit is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Creation Units of a Fund you purchased and sold and at what price.

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More About the Huntington Strategy Shares

Financial Highlights

The financial highlights table below is intended to help you understand each Fund’s financial performance since its inception. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). This information has been derived from the Funds’ financial statements which have been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report for the fiscal year ended April 30, 2014, which is available upon request.

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Distributions from net realized gains from investment transactions	Total distributions
HUNTINGTON US EQUITY ROTATION STRATEGY ETF
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	(0.26)	(0.45)
July 23, 2012(f) through April 30, 2013	$25.00	0.17	4.59	4.76	(0.13)	—	(0.13)
HUNTINGTON ECOLOGICAL STRATEGY ETF
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	(0.28)	(0.35)
June 18, 2012(f) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	—	(0.13)

(a)	Not annualized for periods less than one year.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g. NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)	Annualized for periods less than one year.

(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Commencement of operations.

Premium/Discount Information

Information regarding how often the shares of each Fund traded on NYSE Arca at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at www.huntingtonstrategyshares.com.

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More About the Huntington Strategy Shares

Net Asset Value, end of period	Total return(a)(b)	Total return at market(a)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)(e)	Net Assets at end of period (000’s)	Portfolio Turnover(a)

$35.16	20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%
$29.63	19.11%	19.19%	0.95%	4.42%	0.82%	$11,113	13%

$34.75	19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%
$29.42	18.27%	18.47%	0.95%	4.21%	0.63%	$9,679	16%

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More information about the Funds is available free, upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders upon issuance. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

CALL

(855) HSS-ETFS or (855) 477-3837

WRITE

Huntington Strategy Shares, P.O. Box 6110, Indianapolis, IN 46206-6110

LOG ON THE INTERNET

You may also access Fund information, including copies of the most current SAI and annual and semi-annual reports, at www.huntingtonstrategyshares.com from the EDGAR Database on the SEC’s web site at www.sec.gov. The SEC’s web site contains text-only versions of documents relating to Huntington Strategy Shares.

CONTACT THE SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-22497

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

HUNTINGTON STRATEGY SHARES

Series of the Trust	NYSE Arca Ticker Symbol
Huntington US Equity Rotation Strategy ETF	HUSE
Huntington EcoLogical Strategy ETF	HECO

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) contains information which may be of interest to investors in Huntington Strategy Shares (“Trust”) but which is not included in the Trust’s prospectus dated August 28, 2014 (“Prospectus”). This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus by writing the Trust at Huntington Strategy Shares, P.O. Box 6110, Indianapolis, IN 46206-6110, or by telephoning toll free 855-HSS-ETFS (855-477-3837). This SAI is also available on the Funds’ website at www.huntingtonstrategyshares.com.

August 28, 2014

DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

Term	Definition
Advisor	Huntington Asset Advisors, Inc.
Advisers Act	Investment Advisers Act of 1940, as amended.
Authorized Participant	An entity that has entered a Participant Agreement with the Distributor that has been accepted by the Custodian with respect to the offer and sale of a Fund’s Creation Units and is either a participant in the CNS System or is a DTC Participant.
Board	Board of Trustees of the Trust.
Business Day	Any day that the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Citi	Citi Fund Services Ohio, Inc., the financial administrator, fund accountant, and transfer agent of the Trust.
CNS System	Continuous Net Settlement System of the NSCC.
CNS Participant	An entity that participates in the CNS System.
Code	Internal Revenue Code of 1986, as amended.
Creation Unit	Block of 25,000 Fund shares.
Custodian	Citibank, N.A.
Distributor	SEI Investments Distribution Co.
DTC	Depository Trust Company.
DTC Participant	An entity for which DTC holds securities and which has access to the DTC system.
ETF	Exchange-traded fund.
Exchange	NYSE Arca, Inc.
Fund	Each a separate series of the Trust, currently Huntington US Equity Rotation Strategy ETF and Huntington EcoLogical Strategy ETF.
HASI	Huntington Asset Services, Inc., provider of corporate record retention and certain administrative support services to the Trust.
Independent Trustees	Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act.
Interested Trustees	Trustees who are “interested persons” of the Trust, as defined in the 1940 Act.
NAV	Net asset value.
NRSRO	Nationally Recognized Statistical Ratings Organization such as Moody’s Investor Service (“Moody’s”) or Standard & Poor’s (“S&P”).
NSCC	National Securities Clearing Corporation, a clearing agency registered with the SEC.
SEC	U.S. Securities and Exchange Commission.
Transfer Agent	Citi.
1933 Act	Securities Act of 1933, as amended.
1934 Act	Securities Act of 1934, as amended.
1940 Act	The Investment Company Act of 1940, as amended.

OVERVIEW OF THE TRUST

The Trust was organized on September 7, 2010 as a Delaware statutory Trust and is registered under the 1940 Act as an open-end management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest in one or more series representing interests in separate portfolios of securities. The Declaration of Trust also permits each Trust to offer two or more classes of shares. Currently, the Trust offers its shares in two separate series: Huntington US Equity Rotation Strategy ETF and Huntington EcoLogical Strategy ETF. Each Fund is a diversified exchange-traded series of the Trust, is actively managed, and does not seek to replicate a specified index. Additional series may be created from time to time.

Each Fund only offers, sells, and redeems shares on a continuous basis at NAV in large aggregations or “Creation Units.” No Fund’s shares are individually redeemable.

Currently, a Fund’s Creation Unit is comprised of 25,000 shares. Under the Declaration of Trust, the Board has the unrestricted right and power to alter the number of shares of a Fund that constitute a Creation Unit. Therefore, in the event of a termination of a Fund, the Board, in its sole discretion, could determine to permit the Fund’s shares to be individually redeemable. In such circumstances, the Trust might elect to pay cash redemptions to all shareholders with an “in-kind” election for shareholders owning in excess of a certain stated minimum amount.

Generally, each Fund sells and redeems Creation Units on an in-kind basis. Except for the limited circumstances specified in this SAI (see “Cash Transactions—Generally,” below), investors will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming their shares will receive an in-kind transfer of specified instruments (“Redemption Instruments.” On any given Business Day, the names and quantities of the instruments that constitute the Deposit Instruments and the names and quantities of the instruments that constitute the Redemption Instruments will be identical, and these instruments are referred to, in the case of either a purchase or a redemption, as the “Creation Basket.” If there is a difference between the NAV of a Creation Unit and the aggregate market value of the Creation Basket exchanged for a Creation Unit, the party conveying instruments with the lower value will also pay to the other an amount in cash equal to that difference (“Cash Amount”).

Each Fund may impose a transaction fee in connection with the purchase and redemption of its Creation Units. Such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Once “created,” each Fund’s shares trade in the secondary market at market prices that change throughout the day.

EXCHANGE LISTING AND TRADING

Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance, and will be available for purchase and sale through a broker-dealer at market price on each day that the Exchange is open for business. The market price of a Fund’s shares may trade below, at, or above the most recently calculated NAV per share of the Fund. As is the case of other publicly traded securities, your purchase or sale of Fund shares in the secondary market will be subject to brokerage commissions which will be based on negotiated commission rates at customary levels. The Exchange or another information provider will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s NAV using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the portfolio securities’ local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of a Fund’s NAV, which is calculated only once a day. Neither the Funds, the Advisor, nor any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Exchange maintains certain listing standards and requires listed companies like the Funds to continue to comply with such standards while their shares are available for trading on the Exchange. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the shares, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; or (2) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or a Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Exchange.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities and employ the identified investment practices for any purpose that is consistent with such Fund’s investment goal. The table categorizes each security type as either:

P = Principal investment of a Fund;

A = Acceptable (but not principal) investment of a Fund;

N = Not an acceptable investment of a Fund.

If a Fund complies with its principal investment policies, including its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain securities (“80% Policy”), as described in the Prospectus, the Fund may invest up to 20% of its total assets in investments designated as “Acceptable” in the table.

For a detailed description of the types of investments and investment practices permitted by each Fund, see “Investment Practices” below.

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Equity Securities
Common Stocks	P	P
Preferred Stocks	A	A
Exchange-Traded Funds	A	A
Interests in Other Business Organizations	N	A
REITS	A	A
Fixed Income Securities
Convertible Securities	A	A
Corporate Debt Securities	A	A
Money Market Instruments: Bank Obligations	A	A
Money Market Instruments: Commercial Paper/Variable Amount Master Demand Notes	A	A
Money Market Instruments: Variable Rate Demand Notes	A	A
Money Market Instruments: Other	A	A
U.S. Government Securities	A	A
Zero Coupon Securities	A	A
Foreign Securities
American Depositary Receipts (“ADRs”)	A	P

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Depositary Receipts (other than ADRs)	A	A
Equity Securities of Foreign Companies (defined herein)	A	P1
Fixed Income Securities of Foreign Companies	A	A
Foreign Government Securities	A	A
Foreign Currency Transactions	A	A
Obligations of foreign U.S. bank branches	A	A
Obligations of foreign banks and their U.S. branches	A	A
Derivative Contracts[2]
Options on Equities	A	A
Options on Fixed Income Securities	A	A
Options on Stock Indices	A	A
Options on Foreign Currency	A	A
Options on Futures	A	A
Options on Index Futures	A	A
Futures	A	A
Index Futures	A	A
Foreign Currency Futures	A	A
Forward Foreign Currency Contracts	A	A
Other Transactions/Investments
Other Investment Company Securities	A	A
Repurchase Agreements	A	A
Reverse Repurchase Agreements	A	A
Restricted and Illiquid Securities	A	A
Securities Lending	A	A
When-Issued/Delayed Delivery Transactions	A	A

INVESTMENT PRACTICES

The Prospectus discusses each Fund’s principal investment strategies. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund’s principal investment strategy.

EQUITY SECURITIES

Equity securities include both foreign and domestic common stocks, preferred stocks, exchange-traded funds, other business organizations, real estate investment trusts, and other securities which the Advisor believes have equity characteristics.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation (including real estate investment trusts (“REITS”) discussed below) and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by a corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

[1]	The Fund’s principal investment strategy includes investments in the exchange-listed common stock (or the equivalent thereof) of Foreign Companies.
[2]	Derivative Activity Limitations. The Trust and the Advisor have submitted an application to the SEC for exemptive relief from the 1940 Act in order to permit, among other things, shares of each Fund to trade in the secondary market on the Exchange. The order granting the relief requested was issued by the SEC on May 8, 2012. Consistent with representations made in the application, neither Fund may currently invest in options contracts, futures contracts, or swap agreements. Each Fund reserves the right to expand its investments in derivatives upon the earlier of an SEC rule under the 1940 Act providing ETFs with more flexible relief regarding investments in derivatives or the Trust’s receipt of an order permitting similar relief.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate if the corporation has the financial ability to pay such dividends.

Exchange-Traded Funds

ETFs are traded on stock exchanges or on the over-the-counter market at their market price. Certain ETFs track the performance of a designated index or benchmark and invest in the securities comprising that index or benchmark. Other ETFs do not attempt to track the performance of an index and hold portfolio securities that are actively managed by their investment advisor. Like the Funds, ETFs will generally issue and redeem shares in creation units (large aggregations of shares) at their NAV per share in exchange for: (1) a portfolio of securities that correspond pro rata to the securities comprising the product’s investment portfolio; and (2) a specified amount of cash.

Generally, shares of ETFs are not individually redeemable. To redeem, a Fund must accumulate enough shares to reconstitute a creation unit of the ETF. The liquidity of small holdings of an ETF, therefore, will depend upon the existence of a secondary market.

Interests in Other Business Organizations

Entities such as limited partnerships, limited liability companies, and companies organized outside the U.S. (see “Foreign Securities” below) may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or limited liability company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (“MLP”) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

REITs

REITs, real estate investment trusts, are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements may limit a REIT’s ability to respond to changes in the commercial real estate market.

FIXED INCOME SECURITIES

Fixed income securities include convertible securities (other than preferred stock), corporate debt securities, money market instruments, U.S. Government securities, and zero-coupon securities, which provide a stream of fixed payments to the holder.

Convertible Securities

Convertible securities include certain fixed income securities that may be exchanged or converted into a predetermined number of shares of an issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, a Fund may hold or trade convertible securities.

Corporate Debt Securities (Including Bonds, Notes, and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more NRSROs. See the Appendix 1 to this SAI for a description of these ratings.

The credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Money Market Instruments

Except where otherwise noted, each Fund may, pending investment or for liquidity purposes, invest its assets in money market instruments.

Bank Obligations. Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers’ acceptances, certificates of deposit, time deposits, and similar securities.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are “accepted” by a bank, meaning, in effect, that the issuing bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers’ acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements).

Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earn a specified return.

Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S., Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S., Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution’s most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

Commercial Paper and Variable Amount Master Demand Notes. Commercial paper (including Section 4(2) commercial paper) consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable Rate Demand Notes. Variable rate demand notes (“VRDNs”) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days’ notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each Fund may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other Money Market Instruments. These instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers’ acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody’s) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank, and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts, and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include securities issued by the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include securities issued by the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including securities issued by the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Zero Coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount, are payable in full at maturity, and do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other investment companies investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the “corpus”) of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

FOREIGN SECURITIES (including emerging markets)

Generally, foreign securities are those securities which are issued by companies organized outside the U.S. and principally traded in foreign markets (“Foreign Companies”). This includes equity and fixed income securities of Foreign Companies and obligations of foreign branches of U.S. banks and foreign or U.S. branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Canadian Yankee Bonds, Canadian Certificates of Deposit, investments in Canadian Commercial Paper, and europaper. In addition, each Fund may invest in depositary receipts. A Fund may also invest in securities issued or guaranteed by Foreign Companies or foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank.

Foreign securities are normally denominated and traded in foreign currencies. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions” above.

A Fund may also invest in securities of emerging markets issuers. A nation’s economy that is progressing toward becoming advanced, as shown by some liquidity in local debt and equity markets and the existence of some form of market exchange and regulatory body is considered to be an emerging market.

Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies (such as the United States, Europe and Japan), but emerging markets will typically have a physical financial infrastructure including banks, a stock exchange and a unified currency. Emerging markets may be sought by investors for the prospect of high returns, as they often experience faster economic growth as measured by GDP. Investments in emerging markets may involve greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities. Also, local stock exchanges may not offer liquid markets for outside investors.

Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

For more information regarding the risks associated with investing in emerging markets, please see Emerging Markets Risk below.

Depositary Receipts

American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. A Fund will only invest in ADRs, EDRs, CDRs, and GDRs available for investment through “sponsored facilities.” A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank, and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit.

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency Contracts and Foreign Currency Futures Contracts,” below), and purchasing and selling options on foreign currencies (see “Foreign Currency Options, “ below). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.”

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (1) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (2) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

DERIVATIVE CONTRACTS

While this section sets forth information regarding a variety of derivatives that constitute acceptable investments of each Fund, the Funds are not currently permitted to invest in options contracts, futures contracts, or swap agreements pursuant to conditions of an exemptive order issued by the SEC permitting, among other things, their shares to trade in the secondary market. Each Fund reserves the right to expand its investments in derivatives upon the earlier of an SEC rule under the 1940 Act providing ETFs with more flexible relief regarding investments in derivatives or the Trust’s receipt of an order permitting similar relief.

Options on Equities, Fixed Income Securities, and Stock Indices

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option and during the option period, the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments in an amount equal to the exercise price of the option. In addition, a call or put will be considered covered if and to the extent that some or all of the risk of the option has been offset by another position. A Fund may write combinations of covered puts and calls on the same underlying security. In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option increases a Fund’s return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines. Such protection is provided during the life of the put option since a Fund, as holder of the option, is able to sell the underlying security at the option’s exercise price regardless of any decline in the underlying security’s market price. A call option locks in the price at which a Fund may purchase a security, thus hedging against an increase in the market price of a security.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the value of the underlying security/index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security/index by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security/index must rise sufficiently above the exercise price to cover the premium and transaction costs.

A Fund may only write covered call and put options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor’s expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor’s expectations that the value of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Foreign Currency Options

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (“OTC options”), although options on foreign currencies may also be listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. (See “Foreign Currency Transactions,” above).

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a “long” position), a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a “short” position), it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund’s sale and purchase obligations under closed-out positions will be performed at the termination of the contract. Futures contracts are considered to be commodity contracts. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Act.

A Fund may purchase and write put and call options on futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements, and, in addition, net option premiums received will be included as initial margin deposits. See “Margin Payments” below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with the Custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as “initial margin.” The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as “marking to market.” These payments are called “variation margin,” and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund’s position declines in value. A Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, a Fund’s futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Index Futures Contracts and Options on Index Futures Contracts

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor’s 100 Stock Index (“S&P 100”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4).

If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund’s securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder’s option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.” A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

No Fund will engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses, and to take advantage of the liquidity available in the option markets.

The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund’s total assets.

Forward Foreign Currency Contracts and Foreign Currency Futures Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both “transaction hedging” and “position hedging.” (“Foreign Currency Transactions,” above).

Margin Payments. See “Derivative Contracts – Futures Contracts and Options on Futures Contracts – Margin Payments.”

OTHER TRANSACTIONS/INVESTMENTS

Other Investment Companies Securities

Each Fund may invest in securities of other investment companies (“Acquired Funds”), including traditional mutual funds, as an efficient means of carrying out its investment policies and managing their uninvested cash.

A Fund’s shareholders indirectly bear the expenses of the Acquired Funds in which a Fund invests. Except under exemptive rules or relief from the SEC, no Fund may invest more than 10% of its total assets at any one time in the shares of Acquired Funds, 5% of its total assets in the shares of any one Acquired Fund, or own more than 3% of the shares of any one Acquired Fund. When a Fund invests in the shares of Acquired Funds, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers, and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by a Fund, the Custodian, or a third-party custodian. In order to protect a Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

A Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund’s investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price.

A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund’s investment objective having a value at least equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors which agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such commercial paper to any Fund investment limitation applicable to restricted securities.

The Trust considers securities eligible for resale under Rule 144A of the 1933 Act and loan participations (loans sold by a bank to an investor) to be illiquid securities for purposes of any Fund investment limitation applicable to illiquid securities.

Securities Lending

In order to generate additional income, a Fund may lend its portfolio securities on a short-term basis to certain brokers, dealers, or other financial institutions. In determining whether to lend to a particular broker, dealer, or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness, and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan from a Fund. A Fund may lend up to 33  1⁄3% of its total assets. Such loans must be fully collateralized by cash, U.S. Government securities, or other high-quality debt obligations and marked to market daily. Although the loan is fully collateralized, if the borrower defaults, a Fund could lose money.

While portfolio securities are on loan, the borrower will pay to a lending Fund any dividends or interest received on the securities. In addition, a Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a purchasing Fund sufficient to make payment for the securities are segregated on the Fund’s records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller’s failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Advisor may choose to dispose of a commitment prior to settlement.

No Fund intends to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund’s total assets.

INVESTMENT RISKS

The Prospectus discusses each Fund’s principal investment risks. Below you will find more detail about the risks associated with the types of investments and investment practices permitted by each Fund, including those which are not principal investment risks of a Fund.

EQUITY SECURITIES RISK

General Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Often, dramatic movements in prices occur in response to the overall market environment or reports of a company’s earnings, economic statistics, or other factors that affect an issuer’s profitability. The price of equity securities can decline and reduce the value of a fund investing in equities. Stock markets are volatile.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Smaller companies tend to have limited product lines, markets, or financial resources, and may be dependent on a small management group. Smaller company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions, and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities. A Fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can also be negatively impacted by overall market and economic conditions.

Exchange-Traded Funds Risk

ETFs generally present the same primary risks as an investment in a conventional fund (e.g., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in the ETF if the prices of the securities owned by the ETF go down. In addition, an investment in an ETF may be subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade above or below their NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; or (3) trading of the ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Price Variance Risk (ETFs). ETFs are listed for trading on a securities exchange and can be bought and sold in the secondary market at market prices. The market prices of ETF shares will fluctuate in response to changes in their respective NAVs and supply and demand for their shares. Differences between secondary market prices and the NAV for an ETF’s shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. There may, however, be times when the market price and the NAV vary significantly and an investor may pay more than NAV when buying ETF shares on the secondary market, and receive less than NAV when it sells those ETF shares. The market price of ETF shares includes a “bid-ask spread” charged by the lead market maker, market makers or other participants that trade ETF shares. In times of severe market disruption, the bid-ask spread often increases significantly. This means that an ETF’s shares may trade at a discount to NAV, and the discount is likely to be greatest when the price of the ETF’s shares is falling fastest, which may be the time that investors most want to sell the ETF’s shares. An ETF’s investment results are measured based upon the daily NAV of the ETF. Accordingly, a Fund purchasing and selling ETFs in the secondary market may not experience investment results consistent with those purchasing from and redeeming Creation Units with an ETF directly.

Securities Linked to the Real Estate Market and REIT Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to local, regional, and national economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Company Risk” (below) for a discussion of the risks associated with investments in these companies.

Small and Medium Size Company Risk

Companies that are small or unseasoned (e.g., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund’s investments to decrease if it needs to sell such securities when there are few interested buyers. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, the Advisor may not be aware of problems associated with the company issuing the security. Investments in the securities of medium-sized companies present risks similar to those associated with small or unseasoned companies, although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES RISK

General Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign Companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

The securities of some Foreign Companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the U.S.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. or other countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

ADRs and Domestically Traded Foreign Securities Risk

Because a Fund may invest in ADRs and other domestically traded securities of Foreign Companies, the Fund’s share prices may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than if the Fund did not invest in such securities.

Currency Risk

Exchange rates for currencies fluctuate daily. Fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.

Foreign Custodial Services and Related Investment Costs Risk

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Foreign markets have settlement and clearance procedures that differ from those in the U.S. Foreign settlement procedures and trade regulations also may involve certain risks such as delays in payment or delivery of securities or in the recovery of a Fund’s assets held abroad. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Additional Emerging Markets Risk

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may not be invested. Settlement problems in emerging markets countries also could cause a Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities.

FIXED INCOME SECURITIES RISK

Counterparty Credit Risk

The value of a Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

DERIVATIVE CONTRACTS RISK

General Risk

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated.

Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

When a derivative is used as a hedge against an offsetting position that a Fund also holds, any loss generated by that derivative will be substantially offset by the gains on the hedged security, and vice versa. To the extent a Fund uses a derivative security for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Options Risk

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund’s ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund.

A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as, volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the U.S. and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the U.S.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust’s ability to purchase or sell options on particular securities. Options that are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Liquidity Risk

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although a Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures. In addition to the risks that apply to all options transactions, here are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging Risk

There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities that are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices, the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, a Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other Risk

Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Forward Foreign Currency and Foreign Currency Futures Contracts Risk

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that a Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

OTHER TRANSACTIONS/INVESTMENT RISKS

Global Intervention and Extreme Volatility Risk

In the past, instability in the financial markets led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations could take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. If they arise, these issues may have an adverse effect on a Fund.

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives and reverse repurchase agreements, and may expose a Fund to greater risk and increase its costs. When transactions create leverage, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivatives or other instruments themselves. Certain transactions have the potential for unlimited loss, regardless of the size of the initial investments. Increases and decreases in the value of the securities held by a Fund and therefore in the Fund’s NAV will be magnified when the Fund uses leverage because leverage tends to increase the Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

To mitigate leverage risk, the Advisor will segregate liquid assets on the books of a Fund or otherwise cover the transactions. The use of leverage may cause a Fund to liquidate Fund positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. A Fund will also have to pay interest on its borrowing, reducing the Fund’s return. This interest expense may be greater than a Fund’s return on the underlying investment.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund. Each Fund

(1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(2) May issue senior securities to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(3) May lend or borrow money to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

(7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or any applicable exemptive relief.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. The 1940 Act limits the ability of investment companies to lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits a Fund’s ability to borrow money by prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, each Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ prior written notice to the applicable Fund’s shareholders. Each Fund’s 80% Policy may also be changed by the Board without shareholder approval upon 60 days’ prior written notice to the applicable Fund’s shareholders.

Each Fund has adopted the following non-fundamental investment restrictions which may be changed by the Board without the approval of the applicable Fund’s shareholders. Any changes in a Fund’s non-fundamental limitations will be communicated to the Fund’s shareholders prior to effectiveness. Each Fund:

(1) May not hold in the aggregate more than 15% of net assets in illiquid investments.

(2) May not invest in companies for the purpose of exercising control.

(3) May not pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund’s fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

(4) May not purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that a Fund may invest in futures contracts and options on futures contracts, as disclosed in the Prospectus or SAI) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, a Fund may invest in companies which invest in real estate, commodities or commodities contracts.

(5) May not make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

(6) May not invest in any other investment company or company relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act in excess of the limitations contained in Section 12(d)(1)(A) of the 1940 Act, except to the extent permitted by exemptive relief from the SEC permitting a Fund to purchase shares of other investment companies for short-term cash management purposes.

MANAGEMENT

BOARD OF TRUSTEES

Oversight of Management and Operations; Risk Management

The Board is responsible for overseeing the management and operations of the Trust. The Board consists of three Independent Trustees. The Chairperson of the Trust, Thomas J. Westerfield, is an Independent Trustee.

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Trust is the Board’s oversight of the risk management of the Trust’s investment programs and business affairs. The Funds are subject to a number of risks, such as investment risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. The Funds, the Advisor, and other service providers to the Trust have implemented various processes, procedures, and controls to identify risks to the Funds, to lessen the probability of their occurrence, and to mitigate any adverse effect should they occur. Different processes, procedures, and controls are employed with respect to different types of risks.

The Board exercises oversight of the risk management process through the Audit Committee and the Compliance Committee, and through oversight by the Board itself (See “Committees of the Board of Trustees,” below). The Board holds four regular meetings each year to consider and address matters involving the Funds. The Board also may hold special meetings to address matters arising between regular meetings. In addition, the Independent Trustees regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in person or by telephone.

In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board requires management of the Advisor and the Trust, including the Trust’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Trust’s independent public accountants on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Trust’s CCO, including outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives a quarterly report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. The Board and the Investment Oversight Committee monitor the Funds’ investment policies and procedures as well as valuation of the Funds’ securities. The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities. The Board also receives reports from the Trust’s primary service providers regarding their operations as they relate to the Funds.

Periodic Review of Leadership Structure of Board

The Board evaluates, at least annually, the performance of the Board and its committees. This evaluation includes a consideration of the effectiveness of the Board’s committee structure and the number of investment company boards on which each Trustee serves. The Board believes that its leadership structure, including having a majority of Independent Trustees, coupled with an Independent Chairperson, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.

TRUSTEES AND OFFICERS

The following tables provide information about Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee and executive officer is provided below and includes each person’s name, address, age (as of the date of this SAI), present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Huntington Strategy Shares, 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for The Huntington Funds, another open-end investment company whose series are managed by the Advisor. Collectively, Huntington Strategy Shares and The Huntington Funds comprise the “Huntington Complex” which is comprised of 20 separate series.

As of August 6, 2014, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

Independent Trustees Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held
Thomas J. Westerfield* Age: 59 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: November 2010	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Other Directorships Held: Board Member, The Huntington Funds.

Mark D. Shary Age: 54 TRUSTEE Began serving: November 2010

Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present).

Other Directorships Held: Board Member, The Huntington Funds; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).

William H. Zimmer, III Age: 60 TRUSTEE Began serving: November 2010

Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present).

Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing)

Other Directorships Held: Board Member, The Huntington Funds.

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officer Background

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, The Huntington Funds (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 50 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, The Huntington Funds (February 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); Chairman of the Board, Capitol Series Trust (September 2013 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008-Janaury 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2007).

Martin R. Dean Age: 50 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, The Huntington Funds (July 2013

to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Paula G. Jurcenko Age: 50 VICE PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2014

Principal Occupation(s): Senior Vice President, HAA (August 2014 to present); Vice President, The Huntington Funds (February 2014 to present).

Previous Position(s): President, Unified Financial Securities, Inc. (July 2013 to August 2014); Senior Vice President, Huntington Asset Advisors, Inc. (2004 to 2013); Senior Vice President, Huntington Investment Company (1996 to 2004); Assistant Vice President, Huntington Bancshares, Incorporated (1989 to 1996).

Name Age Positions Held with Trust Address Date Service Began	Principal Occupation(s) and Previous Position(s)
Bryan W. Ashmus Age: 41 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s):Vice President, Financial Administration, HASI (September 2013 to present); Chief Financial Officer and Treasurer, Valued Advisors Trust (December 2013 to present); Treasurer, The Huntington Funds (November 2013 to present).

Previous Position(s):Vice President, Treasurer Services, Citi Fund Services Ohio, Inc., (May 2005 to September 2013).

Jay S. Fitton Age: 44 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: October 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, The Huntington Funds (February 2012 to present); Secretary, Capitol Series Trust (November 2013 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

Trustee and Officer Compensation

Trustee	Compensation from Huntington US Equity Rotation Strategy ETF	Compensation from Huntington US EcoLogical Strategy ETF	Total Compensation From Huntington Complex (past calendar year)
Mark D. Shary	$903	$1,097	$65,000
Thomas J. Westerfield	$903	$1,097	$77,250
William H. Zimmer	$903	$1,097	$57,500

Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board has five standing committees: Audit Committee, Compliance Committee, Investment Oversight Committee, Nominating Committee, and Special Proxy Voting Committee. The Audit Committee, Compliance Committee, Investment Oversight Committee and Nominating Committee are chaired by Independent Trustees. All members of the Special Proxy Voting Committee are Independent Trustees.

Through the Audit, Compliance, Investment Oversight, Nominating, and Special Proxy Voting Committees, the Trustees consider and address important matters involving the Trust, including those presenting conflicts or potential conflicts of interest for Trust management.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	Mark D. Shary (Chairman) Thomas J. Westerfield William H. Zimmer, III	The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”). The QLCC is authorized to receive, review, and investigate: (1) reports from an attorney retained or employed by the Trust and who appears before the SEC on behalf of the Trust regarding evidence of a material violation by the Trust (or by any officer, trustee, employee or agent of the Trust) of any applicable U.S. federal or state securities law, a material breach of fiduciary duty arising under U.S. or state law, or a similar violation of any U.S. or state law; (2) reports of a violation of the Trust’s Code of Ethics for Chief Executive and Financial Officers; (3) complaints regarding the Trust’s accounting practices, internal accounting controls, or auditing controls; and (4) confidential anonymous submissions by officers, employees, and services providers of the Trust regarding accounting or auditing matters.	4

Compliance	Mark D. Shary Thomas J. Westerfield (Chairman) William H. Zimmer, III	The purpose of the Compliance Committee is to oversee the Trust’s compliance with the legal and regulatory requirements of the Trust’s operations including compliance with securities laws and regulations.	5

Investment Oversight	Mark D. Shary Thomas J. Westerfield William H. Zimmer, III (Chairman)	The purpose of the Investment Oversight Committee is to oversee the Funds’ compliance with investment policies and procedures, to monitor the Funds’ performance and the Advisor’s initiatives with regard to investment management.	1

Nominating	Mark D. Shary Thomas J. Westerfield (Chairman) William H. Zimmer, III	The purpose of the Nominating Committee is to nominate a person or persons to serve as a member of the Board. The Nominating Committee will consider nominees recommended by shareholders. The Nominating Committee shall be comprised of all Independent Trustees. Recommendations should be submitted to the Nominating Committee in care of Huntington Strategy Shares.	0

Special Proxy Voting	Mark D. Shary William H. Zimmer, III	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Advisor.	0

TRUSTEES OWNERSHIP OF SHARES IN A FUND AND IN THE HUNTINGTON FUNDS

COMPLEX AS OF DECEMBER 31, 2013

All Funds managed by the Advisor are part of the “Huntington Funds Complex.” The Huntington Funds Complex consists of the Trust and The Huntington Funds.

Name of Trustee	Dollar Range of Shares Owned in a Fund	Dollar Range of Shares Owned in the Huntington Complex*
Thomas J. Westerfield		Over $100,000
Money Market Fund	$10,000-50,000
Disciplined Equity Fund	$10,000-50,000
Dividend Capture Fund	$10,000-50,000
Fixed Income Securities Fund	$50,000-100,000
Global Select Markets Fund	$0-10,000
Intermediate Government Income Fund	$10,000-50,000
International Equity Fund	$10,000-50,000
Mortgage Securities Fund	$0-10,000
Real Strategies Fund	$10,000-50,000
Rotating Markets Fund	$10,000-50,000
Short/Intermediate Fixed Income Securities Fund	$10,000-50,000
Situs Fund	$50,000-100,000
US Equity Rotation ETF	$0-10,000
Mark D. Shary		Over $100,000
Rotating Markets Fund	$50,000-100,000
Income Generation Fund	$10,000-50,000
US Equity Rotation Strategy ETF	$50,000-100,000
William H. Zimmer, III		Over $100,000
Dividend Capture Fund	$50,000-100,000
Fixed Income Securities Fund	$10,000-50,000
Short/Intermediate Fixed Income Securities Fund	$10,000-50,000

*	The Huntington Funds Complex consists of 2 series of the Trust and 18 series of The Huntington Funds.

QUALIFICATIONS AND EXPERIENCE OF THE TRUSTEES

The following provides an overview of the considerations that led the initial Trustee of the Trust to conclude that each individual serving as a Trustee of the Trust should so serve. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the initial Trustee considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s prior experience serving on the boards of public companies, including service as a Trustee for The Huntington Funds, an affiliate of the Trust, and other complex enterprises and organizations; (3) the individual’s ability to work effectively with the other members of the Board as evidenced by his service as a Trustee for The Huntington Funds; and (4) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

In addition to the information set forth above (see “Independent Trustees Background,” above) and each individual’s experience as a Trustee for The Huntington Funds, the following sets forth additional information about the qualifications and experience of each of the Trustees that lead to the conclusion that each Trustee should serve as Trustee of the Trust.

Mark D. Shary

Mr. Shary’s experience includes over twenty years of corporate executive and accounting experience, including service as the chief financial officer of a publicly traded company and the chief executive officer of two companies. Mr. Shary is a Certified Public Accountant and has served in the financial services and investment company-related practices of a global accounting firm. Mr. Shary has also served on the boards of public and private companies, as well as non-profit entities. This experience provides Mr. Shary with extensive knowledge of management, financial reporting, and corporate governance issues. In addition, his multi-year service as an Independent Trustee of The Huntington Funds has given him a strong understanding of investment company operations.

Thomas J. Westerfield

Mr. Westerfield’s experience includes serving as a corporate lawyer advising on corporate and mutual fund issues since 1981. Mr. Westerfield has also served on the boards of private companies, including a real estate development company. His legal background and board experience provides him with extensive knowledge of regulatory, business, financial reporting and corporate governance issues. In addition, his thirteen years of service as a Trustee of The Huntington Funds have given him an extensive understanding of the Trust’s operations.

William H. Zimmer III

Mr. Zimmer has over twenty years of corporate and financial industry experience, including service as a chief financial officer of a publicly traded company, assistant treasurer of a multinational corporation, secretary-treasurer of a large NYSE firm, and a manager of global treasury operations for a large bank. Mr. Zimmer also has experience serving on the boards of mutual funds and large companies. This experience provides him with an extensive knowledge of management, financial reporting, operational and corporate governance issues. In addition, his seven years as an Independent Trustee of The Huntington Funds have given him a strong understanding of the Trust’s operations.

SERVICE PROVIDERS

INVESTMENT ADVISORY SERVICES

Investment Advisor

Huntington Asset Advisors, Inc. has served as investment advisor to the Trust since its inception. The Advisor is a separate, wholly owned subsidiary of The Huntington National Bank. As of December 31, 2013, the Advisor had assets under management of $3.8 billion.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”). With over $59 billion in assets as of December 31, 2013, HBI is a Maryland corporation and major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services, and trust services.

Under the investment advisory agreement between the Trust and the Advisor (“Investment Advisory Agreement”), the Advisor, at its expense, furnishes a continuous investment program for each Fund and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-Laws, and the 1940 Act. In addition, the Advisor makes decisions consistent with each Fund’s investment objectives, policies, and restrictions as set forth in the Prospectus and SAI, and such policies and instructions as the Trustees may, from time to time, establish. Under the Investment Advisory Agreement, the Advisor may delegate to another investment advisor the responsibility of investing each Fund’s assets subject to the supervision of the Advisor and the Board. The delegation of investment advisory services to another investment advisor does not relieve the Advisor from any duty or liability it would otherwise have under the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Advisor shall not be subject to any liability for any error of judgment, or mistake of law, or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days’ written notice, or by the Advisor on 90 days’ written notice. The Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment.

The Investment Advisory Agreement provides for an initial term of two years. Thereafter, the Investment Advisory Agreement shall continue from year to year so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a vote of the majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

For investment advisory services rendered to a Fund, the Advisor receives a fee, which is calculated daily and paid quarterly in arrears, at an annual rate of 0.60% of the Fund’s average daily net assets.

While the Advisor may from time to time agree to voluntarily reduce its advisory fee, there can be no assurance that the Advisor will choose to make such an agreement. Any voluntary reductions in the Advisor’s advisory fee will lower a Fund’s expenses, and thus increase the Fund’s yield and total return, during the period such voluntary reductions are in effect.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

Other Accounts Under Management

Unless otherwise noted, the following information about the Funds’ portfolio managers is provided as of June 30, 2014 and no “Other Account” described below has an advisory fee that is based on the performance of that account.

Huntington US Equity Rotation Strategy ETF

Other Accounts Managed By Martina Cheung	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	4/$248,243,788
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Huntington EcoLogical Strategy ETF

Other Accounts Managed by Martina Cheung	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	4/$248,584,668
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Ownership of Fund Shares

As of the date of this SAI, no portfolio manager that retains investment decision making authority over a Fund’s management beneficially owns shares of that Fund.

Compensation

Ms. Cheung (“Fund Manager”) is paid a fixed base salary and is eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the 2014 Huntington Asset Advisors Incentive Plan (the “Plan”). The Plan has two quarterly award components which are as follows:

•	Participants are eligible for a quarterly award under the Plan as a new business sales incentive opportunity based on the first year fees generated by the account.

•	Participants are also eligible for a quarterly performance award under the Plan. The quarterly performance incentive is based on a percentage of the Fund Manager’s quarterly base salary and the assigned Fund’s Morningstar rankings as of the calendar quarter-end. In addition, the payout is also funded based on the retail growth of the Fund Manager’s respective Fund. The final pool is then adjusted for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

Ms. Cheung is eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for portfolio managers to devote more attention to those accounts that pay high advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with its applicable Code of Ethics. Finally, the Advisor has structured its portfolio managers’ compensation in a manner, and the Trust has adopted policies and procedures reasonably designed, to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

DISTRIBUTION SERVICES

Distributor

SEI Investments Distribution Co. is the principal underwriter and Distributor of each Fund’s shares. The Distributor is not affiliated with the Advisor, Citi, or their respective affiliates.

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Redemption of Creation Units.” Currently, each Creation Unit of a Fund is comprised of 25,000 shares. Shares totaling less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Distribution Services Agreement. The Distributor has entered into a Distribution Services Agreement with the Advisor pursuant to which it: (1) provides an online and telephone order processing system pursuant to which Authorized Participants may contact the Distributor and place orders to purchase and redeem a Fund’s Creation Units; (2) transmits such orders daily to the Advisor, Transfer Agent, and Custodian; and (3) provides alternative means by which Authorized Participants may place orders in the event that the online system is not available. Under the Distribution Services Agreement, the Distributor also provides marketing review services that include the review of each Fund’s advertising and other sales literature, the filing of such materials with FINRA, and related marketing review support services.

Services Agreement. The Distributor has entered into a Services Agreement with the Advisor pursuant to which it provides FINRA Series 7 licensed registered representatives and the appropriate management and supervisory support to provide inbound telephone call servicing and electronic mail response services for various intermediary financial consultants who contact the Distributor with questions about the Funds and or the Advisor’s investment management services.

Rule 12b-1 Plan

The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). Under the Plan, each Fund is authorized to pay an amount up to 0.25% of its average annual daily net assets for certain distribution-related services.

The Plan is designed to compensate financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services, and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers to provide these distribution and distribution-related services with respect to the Funds.

The Plan could benefit the Funds by helping the Funds attract and retain assets, thus providing securities and cash for orderly portfolio management.

Under the Plan, a Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Plan fee.

No distribution fees are currently charged to any Fund and there are no plans to impose these fees. To the extent that the Plan is implemented in the future, the Prospectus will be updated to reflect the implementation and the implementation will also be disclosed on the Funds’ website. The Board will pre-approve the implementation of the Plan.

ADMINISTRATION SERVICES

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, HASI, a wholly owned subsidiary of HBI and an affiliate of the Advisor, provides the following administrative support services to the Trust: (1) Maintaining and keeping, or as appropriate, overseeing the preparation, maintenance and keeping of, the books, records, governing documents and Board and shareholder meeting minutes of the Trust as required by law or for the proper operation of the Investment Company; (2) Coordinating Board meetings and other services as the Board may reasonably request and providing periodic reports to the Board regarding each Fund’s compliance with applicable securities, tax, anti-money laundering and other laws and regulations and with the Funds’ stated investment objectives and investment restrictions; (3) Preparing, filing and distributing registration statements, proxy statements, reports and other documents required by U.S. Federal, state and other applicable laws and regulations and by stock exchanges on which Shares are listed; (4) Providing legal administration support to the Trust, including, but not limited to, responding to routine regulatory exams and assisting legal counsel in responding to non-routine regulatory exams, researching legal and regulatory issues affecting the Trust and providing planning assistance related thereto; assisting legal counsel in responding to Board related inquiries and preparing, negotiating and maintaining contracts on behalf of the Trust with the Trust’s other service providers or related to third party distribution efforts; and (5) Providing individuals acceptable to and elected by the Board to serve as the Trust’s Principal Executive and Principal Financial Officers, and providing individuals reasonably acceptable to the Board for nomination, appointment or election to other Trust offices, each of whom will manage certain of the Trust’s affairs as determined by the Board.

Under the agreement, HASI will receive from the Trust a fee of $60,000 for services rendered during the first year and $70,000 for services rendered during each of the second and third year.

FINANCIAL ADMINISTRATION, TRANSFER AGENCY, AND FUND ACCOUNTING SERVICES

Pursuant to a Services Agreement with Citi, Citi provides financial administration, transfer agency, and fund accounting services to the Trust. As financial administrator, Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing the Trust’s periodic financial reports on forms prescribed by the SEC and filing those reports with the SEC upon review and approval of the Trust and Trust counsel; (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services.

As fund accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund that include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. As Transfer Agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent.

For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay an annual fee equal to 0.04% of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements.

Support Services Agreement. Citi has entered into a Support Services Agreement with the Advisor pursuant to which it prepares and provides facts sheets for each Fund and certain information required by the Advisor to determine each Fund’s Creation Basket and estimated Cash Amount for each Business Day.

OTHER SERVICE PROVIDERS

Custodian

Pursuant to a Custodial and Agency Services Agreement with the Trust, Citibank, N.A. (“Citibank”) serves as Custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. Under the agreement, Citibank also : (1) provides data required by the Advisor to determine a Fund’s Creation Basket and estimated Cash Amount for each Business Day (this services is paid for by the Advisor directly pursuant to the Support Services Agreement between Citi and the Advisor (see “Support Services Agreement,” above)); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into the applicable Fund’s custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from a Fund’s custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below).

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as each Fund’s independent registered public accounting firm and is responsible for auditing each Fund’s annual financial statements.

Legal Counsel

Sullivan & Worcester, LLP is counsel to the Trust and to the Independent Trustees and will pass upon the legality of the shares offered hereby.

See Appendix 2 to this SAI for the address of each service provider.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries that promote the sale of Fund shares may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries who solicit the sale of Fund shares may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, these financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Fund shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

From time to time, the Distributor, the Advisor, and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Fund shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor, and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor, and their affiliates also may hold or sponsor, at their expense, sales events, conferences, and programs for employees or associated persons of financial intermediaries in order to facilitate the sale of Fund shares and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor, and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with these financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund only offers and redeems its shares in Creation Units. Each Fund will offer and sell Creation Units through the Distributor on a continuous basis, without a sales load (but subject to transaction fees), at the NAV per share next determined after an order in proper form is received by the Distributor. The NAV of each Fund is expected to be determined as of the close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern Time) on each Business Day (“NAV Calculation Time”). Each Fund will sell and redeem Creation Units only on a Business Day.

The Trust generally does not offer its shares outside of the U.S.

IN-KIND TRANSACTIONS – GENERALLY

In order to keep costs low and permit each Fund to be as fully invested as possible, shares of a Fund will be purchased and redeemed in Creation Units and generally on an in-kind basis. Accordingly, except where the purchase or redemption will include cash under the limited circumstances described in this SAI (see “Cash Transactions – Generally,” below), investors will be required to purchase Creation Units by making an in-kind deposit of Deposit Instruments, and shareholders redeeming their shares will receive an in-kind transfer of Redemption Instruments. On any given Business Day, the names and quantities of the instruments that constitute the Deposit Instruments and the names and quantities of the instruments that constitute the

Redemption Instruments will be identical, and these instruments may be referred to, in the case of either a purchase or a redemption, as the “Creation Basket.” In addition, the Creation Basket will correspond pro rata to the positions in a Fund’s portfolio (including cash positions), except:3

1.	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

2.	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradable round lots;[4] or

3.	positions that cannot be transferred in kind will be excluded from the Creation Basket.[5]

If there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Creation Basket exchanged for the Creation Unit (the “Difference”), the party conveying instruments with the lower value will also pay to the other cash equal in value to the Difference.

Each Business Day, before the open of trading on the Exchange (ordinarily 9:30 a.m., Eastern Time), each Fund will cause to be published through the NSCC the names and quantities of the instruments comprising the Creation Basket (based on Fund portfolio information as of the end of the prior Business Day), as well as the estimated Cash Amount (if any, effective through and including the previous Business Day), for that day. The published Creation Basket will apply until a new Creation Basket is announced on the following Business Day, and there will be no intra-day changes to the Creation Basket except to correct error(s) in the Creation Basket discovered after publication through the NSCC.

CASH TRANSACTIONS – GENERALLY

Purchases and redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, solely under the following circumstances:

1.	to the extent there is a Cash Amount;

2.	if, on a given Business Day, a Fund announces before the open of trading that all purchases, all redemptions, or all purchases and redemptions on that day will be made entirely in cash;

3.	if, upon receiving a purchase or redemption order from an Authorized Participant, a Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;[6]

4.	if, on a given Business Day, a Fund requires all Authorized Participants purchasing or redeeming Fund shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Instruments or Redemption Instruments, respectively, solely because: (i) such instruments are not eligible for transfer through either the Clearing Process (defined below) or DTC Process; or (ii) in the case of a Fund holding foreign instruments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

[3]	The portfolio used for this purpose will be the same portfolio used to calculate the Fund’s NAV for that Business Day.
[4]	A tradable round lot for a security will be the standard unit of trading in that particular type of security in its primary market.
[5]	This includes instruments that can be transferred in kind only with the consent of the counterparty to the extent the Fund does not intend to seek such consents.
[6]	In determining whether a particular Fund will sell or redeem Creation Units entirely on a cash or in-kind basis (whether for a given day or a given order), the key consideration will be the benefit that would accrue to the Fund and its investors. For instance, in bond transactions, the Advisor may be able to obtain better execution than Share purchasers because of the Advisor’s size, experience and potentially stronger relationships in the fixed income markets. Purchases of Creation Units either on an all cash basis or in-kind are expected to be neutral to the Funds from a tax perspective. In contrast, cash redemptions typically require selling portfolio holdings, which may result in adverse tax consequences for the remaining Fund shareholders that would not occur with an in-kind redemption. As a result, tax considerations may warrant in-kind redemptions.

5.	if a Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Instruments or Redemption Instruments, respectively, solely because: (i) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (ii) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (iii) a holder of shares of a Fund holding foreign instruments would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in kind.[7]

PROCEDURES FOR PURCHASE OF CREATION UNITS

All orders to purchase Creation Units must be placed with the Distributor by or through an Authorized Participant. An Authorized Participant is a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (“Clearing Process”) or a DTC Participant and in each case, must have an executed agreement with the Distributor with respect to the creations and redemption of a Fund’s Creation Units (“Participant Agreement”). The Participant Agreement must also be accepted by the Custodian.

An investor does not have to be an Authorized Participant, but must place an order to purchase or redeem Creation Units through an Authorized Participant. An investor may obtain a list of Authorized Participants from the Distributor. All shares of each Fund purchased through the creation process will be entered on the records of DTC in the name of Cede & Co. for the account of the applicable DTC Participant.

There may be a limited number of Authorized Participants at any one point in time and only certain of these entities may be eligible to purchase and transmit non-U.S. instruments comprising a Creation Basket. To the extent that your financial institution is not an Authorized Participant, you may have to purchase Creation Units directly through an Authorized Participant or indirectly through your financial institution. If you opt to purchase Creation Units indirectly through your financial institution, you may incur additional transaction fees.

An order to purchase Creation Units of a Fund must be transmitted to the Distributor on a Business Day and received in proper form no later than the NAV Calculation Time (no later than 3:00 p.m., Eastern Time, for Custom Orders if required by the Distributor) in order for the purchase order to be processed at the NAV of the Fund’s shares calculated on the date of transmittal (“Transmittal Date”). An order to purchase a Fund’s Creation Units is considered to be in “proper form” if all procedures set forth in the Participant Agreement are properly followed. On Business Days that the Exchange closes early, a Fund may require an order for the purchase of Creation Units to be submitted earlier during the day. An Authorized Participant must deliver a Custom Order to the Distributor sufficiently in advance of the NAV Calculation Time in order to help ensure that the order is effected at the NAV calculated on that date.

Orders must be transmitted by the Authorized Participant to the Distributor by telephone or other transmission method acceptable to the Distributor pursuant to the procedures set forth in the applicable Participant Agreement. All orders to purchase Creation Units must be submitted consistent with the processing requirements set forth in the applicable Participant Agreement (see “Placement of Creation Orders Outside the Clearing Process” and “Placement of Creation Orders Using the Clearing Process,” below).

An investor must place orders to purchase a Fund’s Creation Units in the form required by the Authorized Participant. An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the placement of an order to purchase a Fund’s shares (e.g. to provide for payments of cash, when required).

[7]	A “custom order” is any purchase or redemption of Shares made in whole or in part on a cash basis in reliance on items (5)(i) or (5)(ii).

Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant. If an investor is submitting an order to purchase Creation Units through an Authorized Participant, the investor should ensure that an appropriate amount of time is provided for submission of such order by the Authorized Participant to the Distributor prior to the NAV Calculation Time.

All questions as to the composition of Deposit Instruments and the amount of any cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The Authorized Participant shall be solely responsible for any loss, liability, cost, and expense (including reasonable attorneys’ fees) incurred by a Fund or the Distributor related to the cancellation of an order to purchase or redeem Creation Units.

Placement of Purchase Orders Outside the Clearing Process

To settle a purchase order outside the Clearing Process, the Authorized Participant must instruct the transfer of the relevant Deposit Instruments and/ or any applicable cash in a timely fashion so as to ensure the timely delivery of the Deposit Instruments and/or any cash on the Settlement Date. The “Settlement Date” for each Fund is generally the third Business Day after an order to purchase or redeem shares is received by the Distributor.

A purchase order shall be deemed received on the Transmittal Date if the order is received by the Distributor in proper form no later than the NAV Calculation Time on the Transmittal Date (no later than 3:00 p.m., Eastern Time, for Custom Orders if required by the Distributor).

The delivery of any Deposit Instruments must be made by 12:00 p.m., Eastern Time, on the Settlement Date. Any cash, including the applicable transaction fee (see “Transaction Fees on Purchases of Creation Units,” below), shall be payable by 2:00 p.m., Eastern Time, on the Settlement Date. If the Custodian does not receive the Deposit Instruments and/or the applicable cash by the designated times on the Settlement Date, the purchase order may be cancelled. A canceled order may be resubmitted the following Business Day based on the Creation Basket and estimated Cash Amount for that Business Day. The delivery of Creation Units will take place no later than the Settlement Date.

Generally, an Authorized Participant shall deliver cash and any Deposit Instruments that are U.S. government or U.S. government agency securities to the applicable Fund through the Federal Reserve System. An Authorized Participant may deliver Deposit Instruments that are DTC eligible domestic equity or fixed income securities through the DTC manual clearing process (“DTC Process”). Shares of each Fund shall settle and clear through the DTC Process. The DTC Process involves the manual line-by-line transfer of multiple securities. Because the DTC Process involves the movement of multiple securities while the Clearing Process (see below) involves the movement of one unitary basket that automatically processes the movement of numerous securities, the DTC will charge a Fund more than the NSCC to settle a purchase of Creation Units.

Foreign securities cannot currently be processed through either the Clearing Process or the DTC Process. With respect to foreign Deposit Instruments, once a purchase order for Creation Units has been placed with the Distributor, the Distributor will inform the Advisor and the Custodian. The Custodian will then inform the appropriate sub-custodians, as applicable. The Authorized Participant must then timely deliver the relevant Deposit Instruments and/or any cash, including the transaction fee, to the applicable Fund’s account maintained with the relevant local custodian(s) by the Settlement Date. If applicable, the sub-custodians will confirm to the Custodian that the Deposit Instruments and/or any applicable cash have been delivered, and the Custodian will notify the Advisor of the same.

After the Distributor has receive a purchase order and the Custodian has received delivery of the Deposit Instruments and/or any applicable cash, including the transaction fee, delivery of the appropriate number of Fund shares will be made to the book-entry account designated by the Authorized Participant. Except as provided herein, a Creation Unit of a Fund will not be issued until the transfer of good title to the Trust of any Deposit Instruments has been completed and/or the applicable cash has been received.

Placement of Purchase Orders Using the Clearing Process

Authorized Participants that are CNS Participants will be able to use the Clearing Process to purchase a Fund’s Creation Units when Deposit Instruments are limited to DTC eligible domestic equity and fixed income securities and a Cash Amount or an all-cash payment. Under certain circumstances, a CNS Participant that tenders a Custom Order to purchase a Fund’s Creation Units will be required to process the order outside the Clearing Process because the Clearing Process can only handle non-conforming deposits in specified situations. Additionally, Creation Units created in advance of receipt by the Custodian of all or a portion of the Deposit Instruments must be processed outside the Clearing Process (see “Additional Purchase Procedures,” below).

The Clearing System has been specifically enhanced to effect purchases and redemptions of ETF securities such as each Fund’s shares. The Clearing Process simplifies the settlement and delivery process by transferring a basket of securities between two parties and treating all of the securities that comprise the basket as a single position. By contrast, the DTC Process, which is available to all Authorized Participants, involves a manual line-by-line movement of each security position. To the extent that the Clearing Process is available for use, the Participant Agreement will authorize the Distributor to transmit through the Custodian to the NSCC, on behalf of the CNS Participant, applicable trade instructions as are necessary to effect a purchase order for a Fund’s Creation Units. Pursuant to the trade instruction, the Authorized Participant agrees to deliver the Deposit Instruments and any/or any cash (including the transaction fee) to the applicable Fund, together with such additional information as may be required by the Distributor.

An order to purchase Creation Units through the Clearing Process is deemed received on the Transmittal Date if such order is received by the Distributor in proper form no later than the NAV Calculation Time on the Transmittal Date (no later than 3:00 p.m., Eastern Time, for Custom Orders if required by the Distributor). The delivery of any Deposit Instruments must be made by 12:00 p.m., Eastern Time, on the Settlement Date. Any cash, including the applicable transaction fee (see “Transaction Fees on Purchases of Creation Units,” below), shall be payable by 2:00 p.m., Eastern Time, on the Settlement Date. If the Custodian does not receive the Deposit Instruments and/or the applicable cash by the designated times on the Settlement Date, the purchase order may be cancelled. A canceled order may be resubmitted the following Business Day based on the Creation Basket and estimated Cash Amount for that Business Day. The delivery of Creation Units will take place no later than the Settlement Date.

After the Distributor has received a purchase order and the Custodian has received delivery of the Deposit Instruments and/or any applicable cash, including the transaction fee, delivery of the appropriate number of Fund shares will be made to the book-entry account designated by the Authorized Participant. Except as provided herein, a Creation Unit of a Fund will not be issued until the transfer of good title to the Trust of any Deposit Instruments has been completed and/or the applicable cash has been received.

Rejection of Purchase Orders

The Distributor may reject a purchase order for Creation Units if the order is not submitted in proper form consistent with the requirements set forth in the Participant Agreement.

The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect to a Fund including, without limitation, if: (1) the order is not in proper form; (2) the securities delivered do not conform with the Deposit Instruments for the relevant date; (3) an investor, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (4) acceptance of the Deposit Instruments would have certain adverse tax consequences to the Fund; (5) the acceptance of the Deposit Instruments and/or any applicable cash would, in the opinion of counsel to the Trust, be unlawful; (6) the acceptance of the Deposit Instruments and/or any applicable cash would otherwise, in the discretion of the Trust or the Advisor have an adverse effect on the Trust or the rights of beneficial owners; (7) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (8) in the event that circumstances outside the control of a Fund, the Custodian, the Transfer Agent, and/or the Advisor make it for all practical purposes not feasible to process creation orders.

Examples of such circumstances include natural disasters or public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, the DTC, the NSCC, the Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify an Authorized Participant of the rejection of any order. The Trust, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Deposit Instruments and/or any cash nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

Additional Purchase Procedures

Creation Units may be issued to an Authorized Participant in advance of receipt by the Trust of all or a portion of the applicable Deposit Instruments provided that the Authorized Participant deposits an initial deposit of cash with the Trust having a value greater than the NAV of the requisite Fund shares on the date the order is received. In addition to available Deposit Instruments, cash must be deposited in an amount equal to the sum of the Cash Amount plus 115% of the market value of the Deposit Instruments not delivered (“Additional Cash Deposit”).

An order will be deemed received on the Transmittal Date if: (1) the order is received by the Distributor in proper form no later than the NAV Calculation Time on that date (no later than 3:00 p.m., Eastern Time if required by the Distributor); and (2) federal funds equal to the sum of the Cash Amount, the Additional Cash Deposit, and the applicable transaction fee are received by the Custodian by 12:00 p.m., Eastern Time, on the Business Day following the Transmittal Date.

Pending delivery of the undelivered Deposit Instruments, the Authorized Participant shall be required to deposit additional cash, as needed, to maintain the Additional Cash Deposit at an amount equal to 115% of the value of undelivered Deposit Instruments, which shall be marked to market daily by the applicable Fund until the outstanding securities are received. Under these circumstances, the shares of the applicable Fund shall be delivered no later than the Settlement Date.

If an order is not received in proper form by the NAV Calculation Time on the Transmittal Date (no later than 3:00 p.m., Eastern Time, if required by the Distributor) or the required cash deposit is not timely received on the Settlement Date by the Distributor, then the order may be cancelled or deemed not received and the Authorized Participant effecting the transaction will be liable to the applicable Fund for any losses resulting therefrom.

To the extent that the undelivered Deposit Instruments are not received by 12:00 p.m., Eastern Time, on the Settlement Date, the applicable Fund may utilize the Additional Cash Deposit to buy the missing Deposit Instruments at any time and the Authorized Participant effecting the transaction will be liable to the Fund for the costs incurred by the Fund in connection with such purchases and any shortfall between the cost to the Fund of purchasing such securities and the value of the Additional Cash Deposit. Costs to purchase the outstanding Deposit Instruments shall include, but not be limited to, any applicable transaction fee imposed by the applicable Fund in connection with the purchase of the undelivered Deposit Instruments, the amount by which the actual purchase price of the undelivered Deposit Instruments exceeds the Additional Cash Deposit or the market value of such Deposit Instruments on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The applicable Fund will return the remaining Additional Cash Deposit once the undelivered Deposit Instruments are received by the Custodian or purchased by and deposited into the Fund.

The Participant Agreement may contain further information relating to this collateral process.

Transaction Fees on Purchases of Creation Units

Each Fund charges a transaction fee to cover the transfer and other transactional costs it incurs to issue Creation Units. A per transaction fee charge will be charged by each Fund (“Standard Charge”), regardless of the number of Creation Units purchased. Each Fund reserves the right to charge additional transactions fees of up to three (3) times the Standard Charge for: (1) purchase orders processed outside the Clearing Process; (2) purchase orders involve cash in lieu amounts; and (3) cash purchases (“Additional Charges”). Each Fund also reserves the right to adjust the Standard Charge and/or the Additional Charges at any time in order to ensure that the Fund is able to continue to recoup the costs it actually incurs to issue Creation Units. Authorized Participants are responsible for paying the costs to transfer Deposit Instruments to the applicable Funds. Authorized Participants may also charge investors a fee to purchase Creation Units on their behalf.

The Standard Charge and maximum transaction fee for each Fund are $250 and $1,000, respectively. An investor purchasing Creation Units outside the Clearing Process may be required to pay higher transaction fees than if the purchase is processed through the Clearing Process.

Risks of Purchasing Creation Units

The proposed method by which a Fund’s Creation Units will be purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units of each Fund’s shares may be issued and sold on an ongoing basis, a “distribution” of that Fund’s shares may be occurring at any time. Certain activities that a shareholder performs as a dealer may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a shareholder could be deemed a statutory underwriter if it takes Creation Units from a Fund, breaks them down into the constituent shares and sells the shares directly to customers. A shareholder may also be deemed to be a statutory underwriter if the shareholder chooses to couple the purchase of a supply of new shares of a Fund with an active selling effort involving solicitation of secondary market demand for the shares.

Whether a person is an underwriter depends on all the facts and circumstances pertaining to that person’s activities and the examples set forth here are not intended to depict all circumstances under which a shareholder may be deemed to be a statutory underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to ordinary secondary market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to rely on the prospectus-delivery exemption provided by Section 4(3) of the 1933 Act.

Pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a member of the Exchange in connection with a sale on the Exchange is satisfied by the fact that a Prospectus is available at the Exchange upon request. This prospectus delivery mechanism is only available with respect to transactions on the Exchange.

REDEMPTION OF CREATION UNITS

Redemption requests must be placed by or through an Authorized Participant. Shares of a Fund may only be redeemed in Creation Units except upon liquidation of the Fund. To redeem shares with a Fund, an investor must accumulate enough shares of that Fund to constitute one or more Creation Units. An investor may accumulate the shares necessary to comprise a Creation Unit of a Fund on the Exchange. However, there is no assurance that there will be sufficient liquidity in the market to enable the purchase of a sufficient number of shares of a Fund to complete a Creation Unit. An investor should expect to incur brokerage commissions and other costs to purchase the required number of shares to complete a Creation Unit.

Creation Units of a Fund may be redeemed on any Business Day at their NAV next calculated after a redemption request in proper form is received by the Distributor. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement are properly followed.

The redemption of a Fund’s Creation Units will be subject to compliance with applicable federal and state securities laws. An Authorized Participant that is not a “qualified institutional buyer” or “QIB” as such term is defined in Rule 144A of the 1933 Act will not be able to receive Redemption Instruments that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by a Fund to provide a written confirmation with respect to QIB status in order to receive Redemption Instruments. An Authorized Participant may request a redeeming investor on whose behalf it is acting to enter in to agreements outlining the terms under which cash must be substituted for one or more Redemption Instruments in order to comply with applicable securities laws and other legal restrictions relevant to the investor.

All orders to redeem Creation Units of a Fund must be received by the Distributor in proper form no later than the NAV Calculation on a Business Day (no later than 3:00 p.m., Eastern Time, for orders involving cash in lieu requests by Authorized Participants if required by the Distributor) in order to receive the NAV calculated on that date (“Transmittal Date”). On Business Days that the Exchange closes early, a Fund may require orders for the redemption of a Creation Unit(s) to be submitted earlier during the day. An Authorized Participant must deliver a Custom Order to the Distributor sufficiently in advance of the NAV Calculation Time in order to help ensure that the order is effected at the NAV calculated on the Transmittal Date.

An investor redeeming a Fund’s Creation Units should submit the redemption order in the form required by the Authorized Participant selected to process the transaction. An investor intending to redeem a Fund’s Creation Units should allow sufficient time to permit a timely submission of the redemption request to the Distributor and transfer of the Creation Units to the applicable Fund.

There may be a limited number of Authorized Participants at any one point in time and only certain of these entities may be eligible to receive foreign securities on your behalf as part of the in-kind redemption process. To the extent that your financial institution is not an Authorized Participant, you may redeem Creation Units directly through an Authorized Participant or indirectly through your financial institution. If you opt to redeem Creation Units indirectly through your financial institution, you may incur additional transaction fees. You should also allow additional time to effect redemptions through your financial intermediary if the financial intermediary is not an Authorized Participant.

Although the Settlement Date for the redemption of Fund shares is generally the third Business Day after an order to redeem shares is received by the Distributor, the Settlement Date may be up to seven days after the Transmittal Date.

Placement of Redemption Orders Outside the Clearing Process

An order to redeem Creation Units is deemed received by the Distributor on the Transmittal Date if: (1) the order is received by the Distributor in proper form no later than the NAV Calculation Time (no later than 3:00 p.m., Eastern Time, for orders involving cash in lieu requests by Authorized Participants if required by the Distributor) on the Transmittal Date; (2) the order is accompanied or followed by the delivery of the requisite Creation Units, which delivery must be made through the DTC to the Custodian no later than 12:00 p.m., Eastern Time, on the Settlement Date; and (3) the order is accompanied or followed by the delivery of any Cash Amount and the applicable transaction fee to the Custodian through the Federal Reserve System no later than 2:00 p.m., Eastern Time, on the Settlement Date.

After a redemption request is received by the Distributor, the Custodian shall initiate procedures for the transfer of the Redemption Instruments and any Cash Amount, less any transaction fee, which is expected to be delivered by the Settlement Date.

The value of the Redemption Instruments and any Cash Amount will be calculated in accordance with the Trust’s procedures for calculation of the applicable Fund’s NAV as summarized in the Prospectus and this SAI. Therefore, if a redemption in proper form is submitted to the Distributor by an Authorized Participant no later than the NAV Calculation Time on the Transmittal Date (no later than 3:00 p.m., Eastern Time, for orders involving cash in lieu requests from Authorized Participants if required by the Distributor), and the requisite number of Fund shares are timely delivered to the Custodian no later than 12:00 P.M. on the Settlement Date, then the value of the Redemption Instruments and any Cash Amount will be determined by the Fund Accountant as of the Transmittal Date. If a redemption order is submitted to the Distributor not later than the NAV Calculation Time on the Transmittal Date (no later than to 3:00 p.m., Eastern Time, for Custom Orders if required by the Distributor) but either: (1) the requisite number of shares of Fund shares are not timely delivered or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Redemption Instruments and any Cash Amount will be computed as of the Business Day that an order in proper form is received by the Distributor.

Placement of Redemption Orders Using the Clearing Process

Shareholders redeeming Creation Units pursuant to Custom Orders may be required to settle their redemptions outside of the Clearing Process. Redemptions of Creation Units in advance of receipt by the Custodian of all applicable Fund shares (see “Additional Redemption Procedures,” below) must be processed outside of the Clearing Process.

An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if such order is received by the Distributor in proper form no later than the NAV Calculation Time on such Transmittal Date. An order deemed received after the NAV Calculation Time on the Transmittal date (after 3:00 p.m., Eastern Time, for orders involving cash in lieu requests from Authorized Participants if required by the Distributor) will be effected at the NAV calculated on the next Business Day. The Redemption Instruments and any Cash Amount, less the transaction fee, will be transmitted by the Settlement Date.

If a redemption order is submitted to the Distributor not later than the NAV Calculation Time on the Transmittal Date (no later than to 3:00 p.m., Eastern Time, for Custom Orders if required by the Distributor) but either: (1) the requisite number of shares of Fund shares are not timely delivered or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Redemption Instruments and any Cash Amount will be computed as of the Business Day that an order in proper form is received by the Distributor.

Additional Redemption Procedures

Creations Units may be redeemed in advance of receipt by the Trust of all or a portion of applicable Fund shares provided that the Authorized Participant deposits an initial deposit of cash with the Trust in an amount equal to the sum of any Cash Amount plus 115% of the market value of the missing Fund shares not delivered (“Redemption Deposit”).

An order will be deemed received on the Transmittal Date if: (1) the Distributor received the order in proper form no later than the NAV Calculation Time on that date (no later than 3:00 p.m., Eastern Time, if required by the Distributor); and (2) the federal funds equal to the sum of any Cash Amount, the Redemption Deposit, and the applicable transaction fee are received by the Custodian by 12:00 p.m., Eastern Time, on the Business Day following the Transmittal Date. Pending delivery of the undelivered Fund shares, the Authorized Participant shall be required to deposit additional cash, as needed, to maintain the Redemption Deposit at an amount equal to 115% of the value of undelivered Fund shares, which shall be marked to market daily by the applicable Fund until the outstanding shares are delivered. Under these circumstances, the Redemption Instruments, and any Cash Amount, less the applicable transaction fee, shall be delivered no later than the Settlement Date.

If an order is not received in proper form by the NAV Calculation Time on the Transmittal Date (no later than 3:00 p.m., Eastern Time, if required by the Distributor) or the required cash deposit is not timely received on the next Business Day following the date the order was received by the Distributor, then the order may be cancelled and deemed not received and the Authorized Participant affecting the transaction will be liable to the applicable Fund for any losses resulting therefrom.

To the extent that the undelivered Fund shares are not received by 12:00 p.m., Eastern Time, the applicable Fund may use the Redemption Deposit to purchase the undelivered shares at any time and the Authorized Participant shall be liable to the Fund for the costs incurred by the Fund in connection with such purchases and any shortfall between the cost to the Fund to acquire the shares and the value of the Redemption Deposit. Costs to purchase the outstanding Fund shares shall include, but not be limited to, the amount by which the actual purchase price of the undelivered Fund shares exceeds the Redemption Deposit or the market value of such shares on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The applicable Fund will return the remaining Redemption Deposit once the undelivered shares are received by the Custodian.

The Participant Agreement may contain further information relating to this collateral process.

Transaction Fees on Redemptions of Creation Units

Each Fund charges a transaction fee to cover the transfer and other transactional costs it incurs to redeem Creation Units. A transaction fee will be charged by each Fund to Authorized Participants per redemption (“Standard Redemption Fee”). Each Fund reserves the right to charge additional transactions fees not to exceed three (3) times the Standard Redemption Fee for: (1) orders processed outside of the Clearing Process; ((2) orders involving cash in lieu amounts; and (3) cash redemptions (“Additional Redemption Charges”). Each Fund also reserves the right to adjust the Standard Charge and/or the Additional Redemption Charges at any time in order to ensure that a Fund is able to continue to recoup the costs it actually incurs to issue Creation Units. Authorized Participants are responsible for paying the costs to transfer the Redemption Instruments from the applicable Fund. Authorized Participants may charge investors a fee to redeem Creation Units on their behalf.

The standard transaction fee and maximum transaction fee for each Fund are $250 and $1,000, respectively.

Suspension of Redemption Rights

The right of redemption may be suspended with respect to a Fund for: (1) any period during which the Exchange is closed (other than customary weekend and holidays); (2) any period during which trading on the Exchange is suspended or restricted; (3) any period which an emergency exists as a result of which disposal of Fund shares or determination of the Fund’s NAV is not reasonably practicable; or (4) such other periods as the SEC may permit.

BROKERAGE TRANSACTIONS

While changes to a Fund’s investment portfolio will generally be implemented through the issuance and redemption of the Fund’s Creation Units in exchange for a Creation Basket, there may be occasions wherein the Advisor will purchase or sell securities directly on behalf of the Fund. To the extent that a Fund issues or redeems Creation Units partly or solely for cash, the Advisor may have to execute portfolio transactions on behalf of the Fund.

TRADE ALLOCATION

Investment decisions for a Fund and other clients of the Advisor are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally.

A security may be bought or sold by the Advisor for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor on the same day. To the extent that multiple clients are purchasing or selling a specific security at the same time, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Fund.

As part of its regular banking operations, The Huntington National Bank, an affiliate of the Advisor, may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of The Huntington National Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION

The Advisor may place orders for the purchase and sale of portfolio securities for a Fund through numerous brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. Purchases and sales of fixed income securities (for instance, money market instruments and bonds, notes, and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases, or to whom the Fund sells, is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

SOFT DOLLAR PRACTICES

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for their clients. Consistent with this practice, the Advisor may receive research, statistical, and quotation services from broker-dealers with which it places a Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, include general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of its clients (including a Fund), although not all of these services are necessarily useful and of value in managing a Fund. The investment advisory fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 Act and by the Trust’s Investment Advisory Agreement with the Advisor, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor’s authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

ADDITIONAL INFORMATION ABOUT THE TRUST

SHAREHOLDER RIGHTS

All shareholders are entitled to one vote for each Fund share held on the record date for any action requiring a vote by the shareholders. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

Each share of a Fund represents a pro rata interest in the assets of the Fund. Fund shares have no preemptive, exchange, subscription or conversion rights and there are no restrictions on the transfer of Fund shares. Each Fund share participates pro rata in all dividends and distributions of the Fund and in the net distributable assets upon liquidation.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (1) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (2) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Under the Declaration of Trust, the Trustees have the power to liquidate any Fund without shareholder approval. While the Trustees have no present intent to exercise this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

The rights of shareholders cannot be modified without a majority vote of the Shareholders.

FEES PAID BY THE FUNDS FOR SERVICES

	US Equity Rotation Strategy ETF		EcoLogical Strategy ETF
	For the fiscal years ended		For the fiscal years ended
	April 30,		April 30,
	2014	2013	2014	2013
Advisory Fee Paid	$76,579	$34,880	$93,416	$40,107
Advisory Fee Waived/ Reimbursed	$163,148	$202,689	$175,832	$219,439
Administration Fee Paid*	$103,802	$49,972	$119,707	$61,249
Fund Accounting Fee Paid	$10,559	$7,793	$1,903	$3,485
Chief Compliance Officer Services**	$665	$688	$869	$757

*	Amounts reported for Administration Fees Paid include amounts paid to HASI for administration support services and to Citi for financial administration services.
**	Chief Compliance Officer Services are contracted with Huntington and paid by the Trust at the contractual rate of $2,000 per calendar year.

PRINCIPAL HOLDERS OF SECURITIES

As of August 6, 2014, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

As of August 6, 2014, The Huntington National Bank, the initial shareholder of each Fund owned of record, beneficially, or both, 5% or more of outstanding shares of the Huntington US Equity Rotation Strategy ETF and Huntington Ecological Strategy ETF.

From time to time, certain shareholders, including Authorized Participants, may own, of record, beneficially, or both, more than 25% of a Fund’s shares and those shareholders may be able to control the outcome of a shareholder vote. Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is a direct wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Maryland. By virtue of the Advisor’s affiliation with Huntington Bank, the Advisor may be deemed to control the Funds.

As of August 6, 2014, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Fund	Shareholder Name	Percentage Owned
Huntington US Equity Rotation Strategy ETF	Huntington National Bank	79.18%
	National Financial Services LLC	5.05%
	SG Americas Securities, LLC.	6.28%
Huntington EcoLogical Strategy ETF	Huntington National Bank.	67.42%
	National Financial Services LLC	6.48%
	Raymond James Ltd.	5.80%

BOOK ENTRY ONLY SYSTEM

The information below supplements disclosure in the Prospectus regarding the book entry system. This information should be read in conjunction with the disclosure included in the Prospectus.

DTC acts as securities depositary for each Fund’s shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Generally, certificates will not be issued for shares.

DTC is a limited-purpose trust company that was created to hold securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of each Fund’s shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in a Fund’s shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of a Fund’s shares. The Trust recognizes DTC or its nominee as the record owner of each Fund’s shares for all purposes. Beneficial Owners of a Fund’s shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of a Fund’s shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is affected as follows. DTC will make available to the Trust upon request and for a fee a listing of each Fund’s shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding each Fund’s shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.

In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of each Fund’s shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of a Fund’s shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to any Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, a Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of the Fund’s shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The DTC Participants’ rules and policies are made publicly available through its website at www.dtcc.com.

VOTING PROXIES OF FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act for an investment advisor to exercise voting authority with respect to client securities, unless: (1) the Advisor has adopted and implemented written policies and procedures that are reasonably designed to ensure that the Advisor votes proxies in the best interest of its clients; (2) the Advisor describes its proxy voting procedures to its clients and provides copies on request; and (3) the Advisor discloses to clients how they may obtain information on how the advisor voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies (“Policies”).

I. Policy

It is the policy of the Advisor to vote proxies associated with securities held by the Huntington Strategy Shares (the “Funds”) in the best interest of the shareholders of the Funds, and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) provide voting recommendations and guidelines from Glass, Lewis & Co., LLC (“GLC”) for all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), and (ii) to cast a vote consistent with the recommendation of the independent third party (unless the Funds’ Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Special Proxy Voting Committee of the Board, will be cast according to the vote of the Special Proxy Voting Committee of the Board.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The Advisor’s Operations Manager will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Special Proxy Voting Committee, any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II. Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the Advisor’s Investment Policy Committee, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor’s Investment Policy Committee immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The Advisor’s Operations Manager will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III. Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV. Guidelines

The Advisor has adopted GLC’s proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines can be found at www.huntingtonstrategyshares.com.

The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V. Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through the Huntington Strategy Shares’ website at www.huntingtonstrategyshares.com, by calling (855) HSS-ETFS or (855) 477-3837 or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE PRACTICES

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or third party before the same information is made publicly available. Employees of the Advisor or their affiliates have ongoing access to nonpublic information concerning the Funds’ portfolio holdings and are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades.

Firms that provide administration, custody, financial, accounting, legal, or other services to the Funds may receive nonpublic information about the Funds’ portfolio holdings for purposes relating to their services. Service providers are subject to a duty of confidentiality whether by contract, internal policies or procedures, and/or pursuant to the requirements of a professional code.

No consideration may be received by a Fund, the Advisor, or any other person in connection with the disclosure of portfolio information.

The Board exercises oversight of the disclosure of Fund portfolio holdings by: (1) overseeing the implementation and enforcement of the policy, the Trust’s Code of Ethics and other relevant policies and procedures of the Trust and its service providers by the CCO; (2) considering reports and recommendations by the CCO concerning material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) considering proposed amendments to this policy. The Board also receives and reviews periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

Consistent with the portfolio holdings disclosure policy adopted by the Board, a Fund publicly discloses on each Business Day and on the Trust’s website, the identities and quantities of its portfolio securities that will form the basis for the Fund’s calculation of NAV at the end of that Business Day. Consistent with this policy, a Fund also discloses through the NSCC and prior to the opening of the Exchange on each Business Day, the name and quantity of each security comprising the Creation Basket to be deposited with or delivered by each Fund in connection with in-kind purchases and redemptions of Creation Units.

CODE OF ETHICS

Each of the Trust, the Advisor, and the Distributor maintains a Code of Ethics which permits the Trustees, officers, and certain employees of the Advisor and the Distributor to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to certain pre-clearance and blackout provisions that minimize potential conflicts of interest.

Although they do permit these persons to trade in securities, including those in which a Fund may invest, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. Copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust’s Registration Statement.

TRUST EXPENSES

The Trust’s service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Independent Trustees, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having a Fund’s shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the Custodian, fund accountant, and Transfer Agent, expenses incurred for pricing securities owned by a Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings, and any extraordinary expenses.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended April 30, 2014 and 2013, the portfolio turnover rates for each of the Funds were as follows:

Fund	2014	2013
US Equity Rotation Strategy ETF	39%	13	%(1)
EcoLogical Strategy ETF	10%	16	%(2)

(1)	From the Fund’s inception date of July 23, 2012 to April 30, 2013.
(2)	From the Fund’s inception date of June 18, 2012 to April 30, 2013.

DETERMINATION OF NET ASSET VALUE

Each Fund calculates its NAV per share as of the close of the Exchange (normally 4:00 p.m. Eastern Time) on each Business Day. The NAV per share is calculated by dividing the value of the net assets of a Fund (e.g. value of total assets less total liabilities) by the total number of shares outstanding.

To calculate each Fund’s NAV per share, the Trust follows valuation procedures approved by the Board. Pursuant to these procedures, the Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined.

Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

TAXES

This following information is a summary of certain key federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of a Fund or the tax implications to its shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

FEDERAL INCOME TAXATION

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. Qualification as a RIC requires, among other things, that a Fund:

(1)	derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

(2)	diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. Government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, a Fund will not be subject to federal income tax on its “net investment income” (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and “net capital gain” (the excess of the Fund’s net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income for such taxable year and its net tax-exempt interest income for such taxable year. However, a Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as a Fund) on alternative minimum taxable income.

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

FUND DISTRIBUTIONS

Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund’s investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions reinvested in additional shares of a Fund through a dividend reinvestment service will be taxable to the same extent as if the distributions had been received in cash.

Individuals, trusts and estates whose income exceeds certain threshold amounts will be subject to a 3.8% Medicare contribution tax on “net investment income” in tax years beginning on or after January 1, 2013. Net investment income includes any ordinary dividends and capital gain distributions from the Fund as well as any capital gains recognized on the sale or exchange of Fund shares.

Distributions of investment income properly designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains. Long-term capital gain distributions paid to certain high income taxpayers will be subject to a regular tax rate of 20%. High income taxpayers, for this purpose, are defined as individuals and married couples filing jointly whose taxable income exceeds $400,000 and $450,000, respectively, per year.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Generally, dividends paid by REITs do not qualify for the lower tax rates that apply to certain other “qualified investment income.” A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.s) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by non-corporate taxpayers provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend: (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds); (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date that is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock); or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced: (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund; or (2) by application of the Code.

If a Fund distributes amounts in excess of the Fund’s “earnings and profits” (which provide a measure of a Fund’s dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder’s basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder’s basis in the relevant shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her shares. However, because a Fund’s expenses attributable to earning tax exempt income do not reduce the Fund’s current earnings and profits, a portion of any distribution in excess of a Fund’s net tax exempt and taxable income may be considered paid out of the Fund’s earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund’s capital).

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.

HEDGING TRANSACTIONS

Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of a Fund’s income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income the distribution (if any) of such excess will be treated as: (1) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income); (2) thereafter as a return of capital to the extent of the recipient’s basis in the shares; and (3) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income in less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

A Fund’s transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, each Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.

Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

FOREIGN TAX CREDIT

Investment by a Fund in “passive foreign investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing Fund.”

A “passive foreign investment company” is any foreign corporation: (1) 75 percent or more of the income of which for the taxable year is passive income; or (2) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

SALE OR REDEMPTION OF SHARES

The sale, exchange or redemption of a Fund’s shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange, or redemption of a Fund’s shares will be treated as short-term capital gain or loss. However, if a shareholder sells a Fund’s shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of a Fund’s shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Fund’s shares. All or a portion of any loss realized upon a taxable disposition of a Fund’s shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Fund shares will be adjusted to reflect the disallowed loss.

IN-KIND PURCHASE AND REDEMPTION OF CREATION UNITS

To the extent that a Fund sells shares in exchange for securities and/or cash, the investor will recognize a gain or loss equal to the difference between the market value of the Creation Unit at the time and the investor’s aggregate basis in the securities surrendered and/or the amount of any cash paid for the Creation Unit. An investor who redeems a Creation Unit for securities or securities and cash will generally recognize a gain or loss equal to the difference between the investor’s basis in the Creation Unit and the aggregate market value of the securities and/or cash received for the Creation Unit. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for a Creation Unit cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of a Creation Unit is generally treated as long-term capital gain or loss if the shares have been held for more than 12 months and as short-term capital gain or loss if the shares have been held for 12 months or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Creation Units of a Fund you purchased and sold and at what price.

BACKUP WITHHOLDING

In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a U.S. person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2014. Unless Congress enacts tax legislation providing otherwise, this legislation could expire and the backup withholding rate will be 31% for amounts paid after December 31, 2014.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT

A Funds’ investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments purchased though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

UNRELATED BUSINESS TAXABLE INCOME

Under current law, a Fund generally serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of the UBTI.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended April 30, 2014, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust’s Annual Report to Shareholders for the fiscal year ended April 30, 2014, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

APPENDIX 1

INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody’s, S&P, Fitch, and A.M. Best. Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

A.M. BEST

LONG-TERM DEBT RATINGS

Investment Grade

Aaa: Exceptional

aa: Very Strong

a: Strong

bbb: Adequate

Non-Investment Grade

Bb: Speculative

b: Very Speculative

ccc, cc, c: Extremely Speculative

d: In Default

SHORT-TERM DEBT RATINGS

Investment Grade

AMB-1+: Strongest

AMB-1: Outstanding

AMB-2: Satisfactory

AMB-3: Adequate

Non-Investment Grade

AMB-4: Speculative

D: In Default

FITCH

LONG-TERM DEBT RATINGS

Investment grade

AAA: the best quality companies, reliable and stable

AA: quality companies, a bit higher risk than AAA

A: economic situation can affect finance

BBB: medium class companies, which are satisfactory at the moment

Non-investment grade

BB: more prone to changes in the economy

B: financial situation varies noticeably

CCC: currently vulnerable and dependent on favorable economic conditions to meet its commitments

CC: highly vulnerable, very speculative bonds

C: highly vulnerable, perhaps in bankruptcy or in arrears but still continuing to pay out on obligations

D: has defaulted on obligations and Fitch believes that it will generally default on most or all obligations

NR: not publicly rated

SHORT-TERM DEBT RATINGS

Fitch’s short-term ratings indicate the potential level of default within a 12-month period.

F1+ : best quality grade, indicating exceptionally strong capacity of obligor to meet its financial commitment

F1: best quality grade, indicating strong capacity of obligor to meet its financial commitment

F2: good quality grade with satisfactory capacity of obligor to meet its financial commitment

F3: fair quality grade with adequate capacity of obligor to meet its financial commitment but near term adverse conditions could impact the obligor’s commitments

B: of speculative nature and obligor has minimal capacity to meet its commitment and vulnerability to short term adverse changes in financial and economic conditions

C: possibility of default is high and the financial commitment of the obligor are dependent upon sustained, favorable business and economic conditions

D: the obligor is in default as it has failed on its financial commitments.

Fitch also uses intermediate +/- modifiers for each category between AA and CCC (e.g., AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, etc.).

MOODY’S

GLOBAL LONG-TERM RATING SCALE

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings. The (sf ) indicator was introduced on August 11, 2010 and explained in a special comment entitled, “Moody’s Structured Finance Rating Scale.” The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics.

GLOBAL SHORT-TERM RATING SCALE

P-1 Issuers (or supporting institutions) rated Prime-1: have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2: have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3: have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime: do not fall within any of the Prime rating categories.

US MUNICIPAL SHORT-TERM DEBT OBLIGATION RATINGS

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established. SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD AND POORS

AAA: Extremely strong capacity to meet financial commitments. Highest Rating.

AA: Very strong capacity to meet financial commitments.

A: Strong capacity to meet financial commitments, but somewhat susceptible to adverse economic conditions and changes in circumstances.

BBB: Adequate capacity to meet financial commitments, but more subject to adverse economic conditions.

BBB-: Considered lowest investment grade by market participants.

BB+: Considered highest speculative grade by market participants.

BB: Less vulnerable in the near-term but faces major ongoing uncertainties to adverse business, financial and economic conditions.

B: More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

CCC: Currently vulnerable and dependent on favorable business, financial and economic conditions to meet financial commitments.

CC: Currently highly vulnerable.

C: Currently highly vulnerable obligations and other defined circumstances.

D: Payment default on financial commitments.

Note: Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

APPENDIX 2

SERVICE PROVIDER ADDRESSES

Huntington Strategy Shares

P.O. Box 6110

Indianapolis, IN 46206-6110

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Investment Advisor

Huntington Asset Advisors, Inc.

41 South High Street

Columbus, OH 43287

Administrator

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

Financial Administrator, Fund Accountant & Transfer Agent

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Custodian

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Fund Counsel and Independent Counsel to the Independent Trustees

Sullivan & Worcester, LLP

1666 K Street, N.W.

Washington, DC 20006

Independent Registered Public Accountant

Ernst & Young LLP

1100 Huntington Center

41 South High Street

Columbus, OH 43215

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of Huntington Strategy Shares (the “Trust” or the “Registrant”)—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(a)(2)	Registrant’s Agreement and Declaration of Trust—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(b)	Registrant’s By-Laws—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(c)	See Article III, Sections 1, 4, 5, 6(c), 6(e)-(f), and 6(h), Article V, Sections 1 and 4, Article VI, Section 2(a), Article VII, Sections 1, 3, and 9 and Article VIII, Sections 1-4 of the Agreement and Declaration of Trust as filed as Exhibit 28(a)(2).

See Article II, Sections 2, 3, 5-6, and 8-9, Article VI, Section 1, and Article VIII, Section 6 of the By-Laws as filed as Exhibit 28(b).

(d)(1)	Form of Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc. (“HAA”) – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(d)(2)	Amendment to the Huntington Strategy Shares Investment Advisory Agreement between the Registrant and HAA dated August 19, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(d)(3)	Amendment to the Huntington Strategy Shares Investment Advisory Agreement between the Registrant and HAA dated August 19, 2014 – filed herewith.

(e)(1)	Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“Distributor”) – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(e)(2)	Form of Authorized Participant Agreement – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(e)(3)	Form of Amendment No. 1 to Distribution Agreement between Registrant and Distributor dated September 1, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(f)	Not applicable.

(g)(1)	Form of Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. (“Custody Agreement”) – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(g)(2)	Fee Schedule for Custodial and Services Agreement between Registrant and Citi Fund Services Ohio, Inc. (“Citi”) – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(g)(3)	Amendment to Custodial and Agency Services Agreement between Registrant and Citibank dated May 14, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

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Item 28. Exhibits

(h)(1)	Form of Citi Services Agreement – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(h)(2)	Form of Expense Limitation Agreement between the Registrant and Huntington – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(h)(3)	Form of Exchange-Traded Fund Services Agreement between the Registrant and Huntington Asset Services, Inc. (“HASI”) – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(h)(4)	Amendment to the Exchange-Traded Fund Services Agreement for Administrative Support Services between the Registrant and HASI effective as of May 15, 2011 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(h)(5)	Revised Amendment to the Exchange-Traded Fund Services Agreement for Administrative Support Services between the Registrant and HASI dated February 14, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(h)(6)	Amendment to Services Agreement between the Registrant and Citi dated May 14, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(h)(7)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2013, on behalf of the Huntington US Equity Rotation Strategy ETF – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(h)(8)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2013, on behalf of the Huntington EcoLogical Strategy ETF – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(h)(9)	Third Amendment to the Exchange-Traded Fund Services Agreement for Administrative Support Services between the Registrant and HASI dated August 19, 2014 – filed herewith.

(h)(10)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2014, on behalf of the Huntington US Equity Rotation Strategy ETF – filed herewith.

(h)(11)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2014, on behalf of the Huntington EcoLogical Strategy ETF – filed herewith.

(i)	Opinion and Consent of Counsel, Bernstein Shur LLP – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(j)	Consent of independent registered public accountants – filed herewith.

(k)	Not applicable.

(l)	Subscription Agreement between the Registrant and The Huntington National Bank – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(m)(1)	Distribution Plan – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

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Item 28. Exhibits

(m)(2)	Amended and Restated Distribution Plan dated August 19, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(m)(3)	Amended and Restated Distribution Plan dated August 19, 2014 – filed herewith.

(n)	Not applicable.

(o)(1)	Conformed Power of Attorney for B. Randolph Bateman, Trustee and President of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(2)	Conformed Power of Attorney for David S. Schoedinger, Trustee of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(3)	Conformed Power of Attorney for Tadd C. Seitz, Trustee of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(4)	Conformed Power of Attorney for Mark D. Shary, Trustee of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(5)	Conformed Power of Attorney for Thomas J. Westerfield, Trustee of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(6)	Conformed Power of Attorney for William H. Zimmer, Trustee of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(7)	Conformed Power of Attorney for R. Jeffrey Young, Chief Executive Officer of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(8)	Conformed Power of Attorney for Robert Silva, Chief Financial Officer/Treasurer of Registrant—Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-1A filed on November 19, 2010 (File No. 811-22497).

(o)(9)	Conformed Power of Attorney of the Trustees of the Registrant dated August 19, 2013 – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 filed on August 27, 2013 (File No. 811-22497).

(p)(1)	Code of Ethics for the Registrant – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(p)(2)	Code of Ethics of Huntington – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(p)(3)	Code of Ethics of SEI Investments Distribution Co. – Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 3 filed on June 1, 2012 (File No. 811-22497).

(p)(4)	Code of Ethics for the Registrant – filed herewith.

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Item 29. Persons Controlled by or under Common Control with the Fund

The Huntington Funds, another registered open-end investment company, may be deemed to be under common control with the Registrant as they share a common investment adviser. The Huntington Funds is a Delaware statutory trust.

Item 30. Indemnification

Pursuant to Article VII, Section 4 of the Registrant’s Agreement and Declaration of Trust, each of the Registrant’s Trustees, officers, and agents may be eligible to receive reimbursement from the Trust for certain losses incurred as a result of serving in such capacities. Each of the Trustees and officers may also be eligible to receive reimbursement from a Trust service provider for losses incurred in connection with services rendered by the provider under the following service contracts: (i) Investment Advisory Agreement between the Trust and Huntington Asset Advisors, Inc. (“HAA”); (ii) Exchange-Traded Fund Services Agreement between the Trust and Huntington Asset Services, Inc., (“HASI”); (iii) Distribution Agreement between the Trust and the Distributor; (iv) Services Agreement between the Trust and Citi Fund Services, Ohio, Inc. (“Citi”); (vi) Custodial and Agency Services Agreement between the Trust and Citibank, N.A. (“Citibank”); and (vii) the form of Authorized Participant Agreement. The Trustees and Officers are covered by the Trust’s Errors and Omissions Policy.

Under the Investment Advisory Agreement and the Distribution Agreement, HAA and the Distributor, respectively, are eligible to receive reimbursement from the Trust for certain losses incurred under those agreements. Under the Services Agreement, the Custody and Agency Services Agreement, and the Exchange-Traded Services Agreement, the Trust’s agents and representatives, including HAA and Distributor, are eligible to receive reimbursement of certain losses from Citi, Citibank, and HASI, respectively, in connection with services rendered by such providers under the agreements. Under the form of Authorized Participant Agreement, the Trust’s agents are eligible for reimbursement of losses resulting from certain activities of authorized participants. As a potential control person of a Fund (affiliate of a Fund), HAA may also be eligible for reimbursement of losses incurred in connection with services provided by the Distributor under the Distribution Agreement.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

4

Item 31. Business and other Connections of the Investment Adviser

HAA serves as the investment adviser to the Registrant. HAA is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”). To the knowledge of the Registrant, none of the directors or officers of HAA, except as set forth below, is or has been at any time during the past two years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage business for Huntington National Bank or its affiliates.

The Directors of the Investment Adviser are: Todd Beekman, Dan Brewer1, John E. Kalb and Joseph L. Rezabek.

The Officers of the Investment Adviser are:

President/Chief Investment Officer:	B. Randolph Bateman
Treasurer and Chief Financial Officer:	David Castor
Senior Vice President, Chief Compliance Office and Assistant Secretary:	Kenton K. Pettit[2]
Secretary:	Larry D. Case
Senior Vice President and Senior Portfolio Manager:	Paul Attwood
Senior Vice President and Senior Portfolio Manager:	Kirk F. Mentzer
Senior Vice President and Senior Portfolio Manager:	Peter Sorrentino
Vice President and Portfolio Manager:	Ronald Weiner
Vice President and Portfolio Manager:	Pik Ling Martina Cheung

[1]	Prior to joining HNB in 2014, Mr. Brewer was Chief Administrative Officer and Product Manager for North American Fund Services, Citi Fund Services, 3435 Stelzer Rd., Columbus, OH 43219;
[2]	Prior to joining HNB in 2013, Mr. Pettit was a self-employed management consultant.

Item 32. Principal Underwriters

(a)	Registrant’s Distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust

SEI Liquid Asset Trust

SEI Tax Exempt Trust

SEI Institutional Managed Trust

SEI Institutional International Trust

The Advisors’ Inner Circle Fund

The Advisors’ Inner Circle Fund II

Bishop Street Funds

SEI Asset Allocation Trust

SEI Institutional Investments Trust

City National Rochdale Funds (f/k/a CNI Charter Funds)

Causeway Capital Management Trust

ProShares Trust

Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)

SEI Alpha Strategy Portfolios, LP

TD Asset Management USA Funds

SEI Structured Credit Fund, LP

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Global X Funds

ProShares Trust II

Exchange Traded Concepts Trust (f/k/a FaithShares Trust)

Schwab Strategic Trust

RiverPark Funds Trust

Adviser Managed Trust Fund

Huntington Strategy Shares

New Covenant Funds

Cambria ETF Trust

Highland Funds I (f/k/a Pyxis Funds I)

KraneShares Trust

LocalShares Investment Trust

SEI Insurance Products Trust

KP Funds

The Advisors’ Inner Circle Fund III

J.P. Morgan Exchange-Traded Fund Trust

5

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) The directors and officers of the Distributor are as follows:

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	Director, President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John C. Munch	General Counsel & Secretary	None
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President and Assistant Secretary	None
John J. Cronin	Vice President	None
Robert M. Silvestri	Vice President	None
Judith A. Hirx	Vice President	None

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of 1940 Act and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant:	2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

HAA:	41 South High Street, Columbus, Ohio 43215

Distributor:	One Freedom Valley Drive, Oaks, Pennsylvania 19456

HASI:	2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208

Citi:	3435 Stelzer Road, Columbus, Ohio 43219

Citibank:	388 Greenwich Street, New York, New York 10048

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 333-170750) and the Investment Company Act of 1940 (File No. 811-22497), the Registrant, HUNTINGTON STRATEGY SHARES, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 27th day of August, 2014.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*By:	/s/ Jay S. Fitton	August 27, 2014
Jay S. Fitton, Attorney in Fact for the Persons Listed Below		Date

/s/ Joseph L. Rezabek		August 27, 2014
Joseph L. Rezabek, President		Date

/s/ R. Jeffrey Young		August 27, 2014
R. Jeffrey Young, Principal Executive Officer		Date

/s/ Bryan W. Ashmus		August 27, 2014
Bryan W. Ashmus, Treasurer and Principal Financial Officer		Date

*		August 27, 2014
Thomas J. Westerfield, Trustee		Date

*		August 27, 2014
Mark D. Shary, Trustee		Date

*		August 27, 2014
William H. Zimmer, Trustee		Date

*	By Power of Attorney

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(d)(3)	Amendment to the Huntington Strategy Shares Investment Advisory Agreement between the Registrant and HAA dated August 19, 2014

(h)(9)	Third Amendment to the Exchange-Traded Fund Services Agreement for Administrative Support Services between the Registrant and HASI dated August 19, 2014

(h)(10)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2014, on behalf of the Huntington US Equity Rotation Strategy ETF

(h)(11)	Expense Limitation Agreement between the Registrant and Huntington Asset Advisors, LLC, effective August 28, 2014, on behalf of the Huntington EcoLogical Strategy ETF

(j)	Consent of independent registered public accountants

(m)(3)	Amended and Restated Distribution Plan dated August 19, 2014

(p)(4)	Code of Ethics of the Registrant